(fidelity_logo)(Registered Trademark)

Fidelity® Advisor

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors' growing doubts about the integrity of Corporate America's bookkeeping factored heavily into the substandard performance of U.S. equity markets for the first half of 2002. Fixed-income markets provided some respite for investors, offering moderate but steady gains throughout the first half of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to that date are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL A	1.17%	4.18%	26.81%	82.81%
Fidelity Adv Strategic Income - CL A (incl. 4.75% sales charge)	-3.64%	-0.77%	20.79%	74.13%
Fidelity Strategic Income Composite	0.79%	3.00%	24.46%	73.51%
JP EMBI Global	0.91%	-3.34%	30.70%	131.47%
LB Government Bond	3.78%	8.81%	44.52%	81.15%
ML High Yield Master II	-5.37%	-4.36%	5.84%	50.54%
SSBSM Non-US Group of 7 Index- Equally Weighted Unhedged	10.93%	17.02%	21.50%	52.28%
Multi-Sector Income Funds Average	1.27%	3.79%	15.01%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class A's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers® Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney® Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** To measure how Class A's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 128 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Semiannual Report

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL A	4.18%	4.87%	8.19%
Fidelity Adv Strategic Income - CL A (incl. 4.75% sales charge)	-0.77%	3.85%	7.50%
Fidelity Strategic Income Composite	3.00%	4.47%	7.45%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Class A on October 31, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by June 30, 2002, the value of the investment would have grown to $17,413 - a 74.13% increase on the initial investment. For comparison, look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,351 - a 73.51% increase. You can also look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,054 - a 50.54% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Semiannual Report

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	3.05%	6.63%	6.92%	6.97%	6.59%	7.20%
Capital returns	-1.88%	-0.10%	-3.34%	-0.85%	-4.21%	2.04%
Total returns	1.17%	6.53%	3.58%	6.12%	2.38%	9.24%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.11¢	30.94¢	63.89¢
Annualized dividend rate	6.18%	6.16%	6.29%
30-day annualized yield	6.42%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.06 over the past one month, $10.13 over the past six months and $10.15 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's 4.75% sales charge.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL T	1.12%	4.19%	26.51%	82.48%
Fidelity Adv Strategic Income - CL T (incl. 3.50% sales charge)	-2.42%	0.55%	22.08%	76.09%
Fidelity Strategic Income Composite	0.79%	3.00%	24.46%	73.51%
JP EMBI Global	0.91%	-3.34%	30.70%	131.47%
LB Government Bond	3.78%	8.81%	44.52%	81.15%
ML High Yield Master II	-5.37%	-4.36%	5.84%	50.54%
SSB Non-US Group of 7 Index- Equally Weighted Unhedged	10.93%	17.02%	21.50%	52.28%
Multi-Sector Income Funds Average	1.27%	3.79%	15.01%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class T's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** To measure how Class T's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 128 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL T	4.19%	4.82%	8.16%
Fidelity Adv Strategic Income - CL T (incl. 3.50% sales charge)	0.55%	4.07%	7.66%
Fidelity Strategic Income Composite	3.00%	4.47%	7.45%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class T on October 31, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by June 30, 2002, the value of the investment would have grown to $17,609 - a 76.09% increase on the initial investment. For comparison, look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,351 - a 73.51% increase. You can also look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,054 - a 50.54% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	3.00%	6.55%	6.86%	6.91%	6.56%	7.29%
Capital returns	-1.88%	0.00%	-3.44%	-0.76%	-4.30%	2.04%
Total returns	1.12%	6.55%	3.42%	6.15%	2.26%	9.33%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.04¢	30.50¢	63.03¢
Annualized dividend rate	6.10%	6.07%	6.21%
30-day annualized yield	6.43%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.05 over the past one month, $10.12 over the past six months, and $10.15 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's 3.50% sales charge.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield to measure performance. Class B shares' contingent deferred sales charge included in the past six months, one year, five year, and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL B	0.89%	3.51%	22.40%	73.58%
Fidelity Adv Strategic Income - CL B (incl. contingent deferred sales charge)	-4.02%	-1.39%	20.64%	73.58%
Fidelity Strategic Income Composite	0.79%	3.00%	24.46%	73.51%
JP EMBI Global	0.91%	-3.34%	30.70%	131.47%
LB Government Bond	3.78%	8.81%	44.52%	81.15%
ML High Yield Master II	-5.37%	-4.36%	5.84%	50.54%
SSB Non-US Group of 7 Index- Equally Weighted Unhedged	10.93%	17.02%	21.50%	52.28%
Multi-Sector Income Funds Average	1.27%	3.79%	15.01%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class B's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** To measure how Class B's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 128 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL B	3.51%	4.13%	7.46%
Fidelity Adv Strategic Income - CL B (incl. contingent deferred sales charge)	-1.39%	3.82%	7.46%
Fidelity Strategic Income Composite	3.00%	4.47%	7.45%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year. 3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class B on October 31, 1994, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $17,358 - a 73.58% increase on the initial investment. For comparison, look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,351 - a 73.51% increase. You can also look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,054 - a 50.54% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.67%	5.84%	6.16%	6.21%	5.89%	6.58%
Capital returns	-1.78%	-0.10%	-3.43%	-0.76%	-4.20%	2.02%
Total returns	0.89%	5.74%	2.73%	5.45%	1.69%	8.60%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.50¢	27.20¢	56.36¢
Annualized dividend rate	5.44%	5.41%	5.54%
30-day annualized yield	5.98%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.07 over the past one month, $10.14 over the past six months, and $10.16 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). If Class C shares 12b-1 fee had been reflected, returns between January 1, 1996 and November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, one year, five year, and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL C	0.75%	3.43%	21.52%	72.34%
Fidelity Adv Strategic Income - CL C (incl. contingent deferred sales charge)	-0.23%	2.45%	21.52%	72.34%
Fidelity Strategic Income Composite	0.79%	3.00%	24.46%	73.51%
JP EMBI Global	0.91%	-3.34%	30.70%	131.47%
LB Government Bond	3.78%	8.81%	44.52%	81.15%
ML High Yield Master II	-5.37%	-4.36%	5.84%	50.54%
SSB Non-US Group of 7 Index- Equally Weighted Unhedged	10.93%	17.02%	21.50%	52.28%
Multi-Sector Income Funds Average	1.27%	3.79%	15.01%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class C's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** To measure how Class C's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 128 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL C	3.43%	3.98%	7.36%
Fidelity Adv Strategic Income - CL C (incl. contingent deferred sales charge)	2.45%	3.98%	7.36%
Fidelity Strategic Income Composite	3.00%	4.47%	7.45%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year. 3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class C on October 31, 1994, when the fund started. As the chart shows, by June 30, 2002, the value of the investment, would have grown to $17,234 - a 72.34% increase on the initial investment. For comparison, look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,351 - a 73.51% increase. You can also look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,054 - a 50.54% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.63%	5.77%	6.09%	6.10%	5.63%	1.36%
Capital returns	-1.88%	-0.10%	-3.35%	-0.85%	-4.21%	-0.09%
Total returns	0.75%	5.67%	2.74%	5.25%	1.42%	1.27%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.42¢	26.75¢	55.50¢
Annualized dividend rate	5.35%	5.33%	5.47%
30-day annualized yield	5.91%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.04 over the past one month, $10.12 over the past six months, and $10.14 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Semiannual Report

Fund Talk: The Manager's Overview

>

Market Recap

In the wake of a mediocre global economic environment, faltering stock markets, geopolitical turmoil and fraudulent corporate accounting during the six months ending June 30, 2002, investors turned to the world's bond markets for asset protection and income growth, with varying results. Against this backdrop, foreign developed-nation bonds fared best, helped by a weakening U.S. dollar. The Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - designed to represent the performance of 16 world government bond markets, excluding the United States - advanced 11.84% during the period. In the U.S., government bonds got off to a slow start. But as time wore on and the desire for safe harbor grew, these bonds gained new appeal, and the Lehman Brothers® Government Bond Index - a benchmark for U.S. government securities with maturities of one year or more - gained 3.78%. In an opposite scenario, emerging-markets debt roared out of the starting gates, but stumbled in June as investors focused on higher-quality, lower-risk assets. The J.P. Morgan Emerging Markets Bond Index Global - a performance measure of more than 30 emerging-markets countries - finished the period with a return of 0.91%. The Merrill Lynch High Yield Master II Index, a proxy of the overall high-yield bond market, posted its worst quarterly return ever and ended the six-month period with a loss of 5.37%.

(Portfolio Manager photograph)
An interview with William Eigen, Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund

Q. How did the fund perform, Bill?

A. For the six months ending June 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 1.17%, 1.12%, 0.89% and 0.75%, respectively, while the Fidelity Strategic Income Composite Index and the Lipper Inc. multi-sector income funds average returned 0.79% and 1.27%, respectively. For the 12 months ending June 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 4.18%, 4.19%, 3.51% and 3.43%, respectively, while the index and peer average returned 3.00% and 3.79%, respectively.

Q. What factors shaped fund results?

A. Favorable asset allocation and strong security selection paced fund performance during the past six months amid a poor environment for higher-risk assets. I'm proud of the fact that despite facing the worst period in the history of the high-yield market - and one of the worst for emerging-markets debt - during the second quarter, the fund still managed to post a positive absolute return, while generally faring well versus the index. While my allocation decisions helped overall, performance was mainly bolstered by each of the fund's subportfolio managers outperforming their respective benchmarks.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did your asset allocation strategies influence performance?

A. I overweighted the non-U.S. developed-markets subportfolio during the first quarter because I felt the strength of the dollar against the euro was unsustainable. This strategy paid off nicely versus the index, as the dollar weakened significantly after peaking in February. We sold some securities late in the period to lock in profits and brought the subportfolio back to a neutral weighting, feeling that the euro had run much of its course given a still-sluggish European economy. We also played the high-yield market fairly well. We benefited from overweighting high-yield bonds during the first quarter as they extended their post-September advances on improved economic and issuer fundamentals. I reduced the position to just below neutral late in the period. This also helped, as widespread credit quality downgrades sent the sector reeling. Another strategy that worked was slightly underweighting more-volatile emerging-markets debt, which struggled to eke out a positive return during the period. This decision was based not on market fundamentals, but rather on the high valuations relative to other sectors and the increased potential for political and negative headline risk. Finally, we gave up some ground in the U.S. government bond subportfolio by substituting cash for some Treasuries, which I felt were extremely overvalued. This positioning hurt, particularly versus our Lipper peers, as Treasuries rallied further on favorable interest rate conditions and a strong flight to quality by shaken equity investors.

Q. What drove the fund's subportfolios?

A. The developed-markets component of the fund - managed by Ian Spreadbury - was the top contributor to performance, driven mainly by strong credit picks and currency gains. The fund benefited from ample exposure to high-quality European government and corporate issues that performed well in a weak economy. Although it produced a negative return, the fund's high-yield subportfolio - managed by Mark Notkin - performed well on a relative basis. Security selection was a plus, as Mark avoided some of the severe credit problems that plagued several corporate issuers. He also benefited from limiting exposure to speculative securities, while adding exposure to higher-quality, more conservative holdings. Strong macroeconomic analysis and fundamental research paid off for the fund's emerging-markets subportfolio - managed by Jonathan Kelly, who replaced John Carlson in April. Country selection was key, as our emphasis on solid-performing Russian and Venezuelan debt more than offset what we lost by overweighting Brazil and underweighting South Korea. Finally, the U.S. government subportfolio - managed by Kevin Grant - outperformed its benchmark primarily due to effective yield-curve positioning. By focusing on the intermediate part of the curve, where yields declined the most, Kevin capitalized on the positive price performance that was concentrated there.

Q. What's your outlook?

A. While I anticipate the potential for a more positive environment for higher-risk assets by year-end, I think it will be slow in coming. That said, I want to provide investors with a competitive yield and the opportunity for capital appreciation when the market turns. So, I'm looking to add more high-yield exposure, but am picking my spots carefully. However, given my concerns about capital preservation, I continue to hold some cash at the expense of Treasuries, which remain vulnerable to rising interest rates.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: a high level of current income by investing primarily in debt securities; as a secondary objective, the fund may seek capital appreciation

Start date: October 31, 1994

Size: as of June 30, 2002, more than $532 million

Manager: Bill Eigen, since 2001; director, Fidelity Asset Allocation Fund Group, 1997-
2001; director, various fund analysis groups, 1994-1997; joined Fidelity in 1994

3

Bill Eigen reviews how diversification works for the fund:

"Many investors consider their portfolios well-diversified if they allocate between equity funds with different risk characteristics and a fixed-income fund - in most cases a U.S. government or investment-grade bond fund. While I believe that is a reasonable strategy, I think there's another risk to consider. Traditional fixed-income funds generally concentrate on only one area of the market. Like equities, fixed-income asset classes offer widely varying risk/return characteristics. The diversification offered within this fund takes advantage of all aspects of the fixed-income markets - including emerging markets, non-U.S. developed markets, high-yield and U.S. government securities.

"The benefit of this diversification is that if one sector of the fund has negative returns, it could be offset by a sector that's performing well. The end result is a portfolio that provides competitive returns over time within a controlled volatility framework. The historical returns of the fund illustrate this concept well.

"My goal is to attempt to provide investors with as much exposure to positive returns as possible. I try to minimize underperforming assets and maximize those performing well by consistently monitoring and adjusting the fund's investment allocations among the subportfolios. I believe this diversification works in the best interest of investors."

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.9	17.7
Germany Federal Republic	4.8	4.0
Fannie Mae	4.7	2.4
Canadian Government	2.9	2.7
United Kingdom, Great Britain & Northern Ireland	2.3	1.9
	29.6
Top Five Market Sectors as of June 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	13.8	17.2
Financials	5.4	4.6
Telecommunication Services	4.9	5.6
Materials	4.5	2.7
Industrials	4.3	3.1
Quality Diversification as of June 30, 2002
	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	39.6	37.4
Baa	7.0	7.5
Ba	15.5	15.9
B	25.5	25.8
Caa, Ca, C	3.5	3.4
Not Rated	1.5	0.8

Table excludes short-term investments. Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Asset Allocation (% of fund's net assets)
As of June 30, 2002 *		As of December 31, 2001 **
	Corporate Bonds 43.8%		Corporate Bonds 43.5%
	U.S. Government and Government Agency Obligations 23.0%		U.S. Government and Government Agency Obligations 25.1%
	Foreign Government & Government Agency Obligations 23.1%		Foreign Government & Government Agency Obligations 22.2%
	Stocks 0.5%		Stocks 2.1%
	Other Investments 1.6%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets 8.0%		Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	33.7%	** Foreign investments	29.4%

Semiannual Report

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 43.8%
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
EchoStar Communications Corp.:
4.875% 1/1/07 (h)	Caa1		$ 320,000	$ 244,200
4.875% 1/1/07	Caa1		555,000	423,534
				667,734
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Total Renal Care Holdings 7% 5/15/09	B2		1,545,000	1,513,134
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.4%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2		3,080,000	1,304,688
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3		830,000	473,100
0% 11/20/20	Ba3		1,060,000	495,550
				2,273,338
Semiconductor Equipment & Products - 0.0%
Transwitch Corp. 4.5% 9/12/05	B3		11,000	6,490
TOTAL INFORMATION TECHNOLOGY				2,279,828
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc.:
5.25% 1/15/10	B3		1,673,000	709,017
6% 6/1/11 (h)	B3		237,000	106,366
6% 6/1/11	B3		115,000	51,612
				866,995
TOTAL CONVERTIBLE BONDS				5,327,691
Nonconvertible Bonds - 42.8%
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.0%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3		260,000	256,100
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3		1,000,000	1,069,000
Dana Corp. 10.125% 3/15/10 (h)	Ba3		790,000	809,750
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Dura Operating Corp. 8.625% 4/15/12 (h)	B1		$ 605,000	$ 605,000
Lear Corp.:
7.96% 5/15/05	Ba1		760,000	779,000
8.11% 5/15/09	Ba1		550,000	566,500
Stoneridge, Inc. 11.5% 5/1/12 (h)	B2		1,190,000	1,210,825
				5,296,175
Automobiles - 0.0%
Kia Motors Corp. 9.375% 7/11/06 (h)	Ba3		166,000	185,942
Hotels, Restaurants & Leisure - 5.0%
Argosy Gaming Co. 9% 9/1/11	B2		440,000	451,000
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B		340,000	357,000
Domino's, Inc. 10.375% 1/15/09	B2		2,630,000	2,827,250
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2		1,705,000	1,756,150
HMH Properties, Inc.:
7.875% 8/1/05	Ba3		615,000	602,700
7.875% 8/1/08	Ba3		425,000	408,000
Horseshoe Gaming LLC 8.625% 5/15/09	B2		3,100,000	3,115,500
International Game Technology 8.375% 5/15/09	Ba1		520,000	546,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2		320,000	326,400
MGM Mirage, Inc. 8.5% 9/15/10	Ba1		435,000	460,013
Penn National Gaming, Inc. 8.875% 3/15/10	B3		1,405,000	1,390,950
Premier Parks, Inc.:
0% 4/1/08 (f)	B2		2,675,000	2,584,719
9.75% 6/15/07	B2		1,110,000	1,137,750
Station Casinos, Inc. 8.375% 2/15/08	B1		3,500,000	3,578,750
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2		810,000	824,175
8.875% 8/15/11 (h)	B2		580,000	590,150
yankee 8.625% 12/15/07	B2		750,000	766,875
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1		2,945,000	3,129,063
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3		1,430,000	1,472,900
				26,325,345
Household Durables - 1.4%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2		920,000	933,800
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Beazer Homes USA, Inc.: - continued
8.875% 4/1/08	Ba2		$ 125,000	$ 126,875
Champion Enterprises, Inc. 11.25% 4/15/07 (h)	B2		230,000	193,200
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1		1,000,000	967,500
8% 2/1/09	Ba1		500,000	492,500
Lennar Corp. 7.625% 3/1/09	Ba1		600,000	606,000
Pulte Homes, Inc. 7.875% 8/1/11	Baa3		1,130,000	1,186,161
Ryland Group, Inc. 9.125% 6/15/11	Ba3		510,000	540,600
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (l)	-		860,461	602,323
Sealy Mattress Co. 9.875% 12/15/07	B3		710,000	717,100
Standard Pacific Corp. 9.25% 4/15/12	Ba3		315,000	315,000
WCI Communities, Inc. 10.625% 2/15/11	B1		495,000	519,750
				7,200,809
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09 (h)	B2		720,000	720,000
Media - 6.2%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3		400,000	396,000
9.5% 2/1/11	Caa3		375,000	371,250
9.875% 2/1/12	Caa3		560,000	560,000
American Media Operations, Inc. 10.25% 5/1/09	B2		1,295,000	1,359,750
CanWest Media, Inc. 10.625% 5/15/11	B2		1,630,000	1,630,000
Chancellor Media Corp.:
8% 11/1/08	Ba1		1,120,000	1,108,800
8.125% 12/15/07	Ba2		240,000	237,600
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (f)	B2		2,950,000	1,268,500
0% 4/1/11 (f)	B2		1,780,000	854,400
0% 5/15/11 (f)	B2		550,000	198,000
10% 4/1/09	B2		270,000	186,300
10.75% 10/1/09	B2		1,020,000	703,800
Cinemark USA, Inc. 9.625% 8/1/08	Caa2		545,000	542,275
Corus Entertainment, Inc. 8.75% 3/1/12	B1		1,690,000	1,715,350
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1		4,160,000	3,328,000
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc.: - continued
7.625% 7/15/18	Ba2		$ 270,000	$ 213,300
7.875% 2/15/18	Ba2		105,000	80,850
9.875% 4/1/23	BB-		630,000	472,500
EchoStar DBS Corp. 9.375% 2/1/09	B1		2,665,000	2,478,450
Entravision Communications Corp. 8.125% 3/15/09 (h)	B3		1,090,000	1,095,450
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (f)	Ba1		130,000	132,600
International Cabletel, Inc. 11.5% 2/1/06 (d)	Ca		1,490,000	447,000
Lamar Media Corp.:
8.625% 9/15/07	Ba3		50,000	51,250
9.25% 8/15/07	B1		840,000	873,600
9.625% 12/1/06	Ba3		310,000	322,400
LBI Media, Inc. 10.125% 7/15/12 (i)	B3		835,000	835,000
Livent, Inc. 9.375% 10/15/04 (d)	-		300,000	45,000
Nextmedia Operating, Inc. 10.75% 7/1/11	B3		840,000	852,600
Pegasus Communications Corp. 12.5% 8/1/07	B3		1,010,000	505,000
Penton Media, Inc. 11.875% 10/1/07 (h)	B3		1,390,000	1,195,400
Quebecor Media, Inc. 11.125% 7/15/11	B2		20,000	19,600
Radio One, Inc. 8.875% 7/1/11	B3		3,290,000	3,290,000
Regal Cinemas Corp. 9.375% 2/1/12 (h)	B3		1,035,000	1,076,400
Rogers Cable, Inc. 7.875% 5/1/12	Baa3		800,000	760,960
Susquehanna Media Co. 8.5% 5/15/09	B1		90,000	92,925
Telewest PLC yankee:
9.625% 10/1/06	Caa3		1,170,000	468,000
11% 10/1/07	Caa3		1,050,000	425,250
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	Ba3		95,000	91,675
yankee 10.5% 2/15/07	B1		250,000	241,250
Von Hoffman Corp. 13.5% 5/15/09 pay-in-kind (h)	-		811,673	689,922
Yell Finance BV:
0% 8/1/11 (f)	B2		430,000	293,475
10.75% 8/1/11	B2		1,480,000	1,605,800
				33,115,682
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.0%
St. John Knits International, Inc. 12.5% 7/1/09	B3		$ 75,000	$ 79,125
TOTAL CONSUMER DISCRETIONARY				72,923,078
CONSUMER STAPLES - 1.8%
Beverages - 0.1%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3		580,000	600,300
Food & Drug Retailing - 0.2%
Pathmark Stores, Inc. 8.75% 2/1/12	B2		270,000	275,400
Rite Aid Corp.:
6% 10/1/03 (h)	Caa3		130,000	122,525
6.125% 12/15/08 (h)	Caa3		545,000	321,550
6.875% 8/15/13	Caa3		335,000	204,350
				923,825
Food Products - 1.0%
Chiquita Brands International, Inc. 10.56% 3/15/09	-		1,470,000	1,528,800
Corn Products International, Inc. 8.25% 7/15/07 (i)	Ba1		1,110,000	1,098,811
Dean Foods Co.:
6.625% 5/15/09	B1		90,000	85,500
6.9% 10/15/17	B1		310,000	266,600
8.15% 8/1/07	B1		650,000	666,250
Del Monte Corp. 9.25% 5/15/11	B3		615,000	639,600
Dole Food Co., Inc. 7.25% 5/1/09 (h)	Ba1		1,000,000	1,020,000
Michael Foods, Inc. 11.75% 4/1/11	B2		50,000	55,000
				5,360,561
Household Products - 0.2%
Fort James Corp. 6.875% 9/15/07	Ba1		130,000	122,850
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2		150,000	153,750
10% 11/1/08	Ba3		620,000	716,100
				992,700
Personal Products - 0.3%
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3		230,000	161,000
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
Revlon Consumer Products Corp.: - continued
9% 11/1/06	Caa3		$ 650,000	$ 455,000
12% 12/1/05	Caa1		930,000	920,700
				1,536,700
TOTAL CONSUMER STAPLES				9,414,086
ENERGY - 3.3%
Energy Equipment & Services - 0.8%
DI Industries, Inc. 8.875% 7/1/07	B1		320,000	326,400
Grant Prideco, Inc. 9.625% 12/1/07	Ba3		460,000	479,550
Key Energy Services, Inc. 8.375% 3/1/08	Ba3		250,000	255,625
Petroliam Nasional BHD (Petronas) 7.75% 8/15/15 (Reg. S)	Baa1		1,545,000	1,640,597
Transocean, Inc. 9.5% 12/15/08	Baa2		1,020,000	1,167,900
Trico Marine Services, Inc. 8.875% 5/15/12 (h)	B2		360,000	357,300
				4,227,372
Oil & Gas - 2.5%
Chesapeake Energy Corp.:
7.875% 3/15/04	B1		1,000,000	1,010,000
8.125% 4/1/11	B1		2,880,000	2,844,000
8.5% 3/15/12	B1		390,000	385,125
Cross Timbers Oil Co. 8.75% 11/1/09	Ba3		665,000	699,913
Encore Acquisition Co. 8.375% 6/15/12 (h)	B2		305,000	305,000
Forest Oil Corp. 8% 12/15/11	Ba3		480,000	480,000
Hurricane Hydrocarbons 12% 8/4/06	B1		840,000	835,800
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (h)	B2		150,000	155,250
Pemex Project Funding Master Trust:
7.875% 2/1/09 (h)	Baa1		510,000	508,725
8% 11/15/11 (h)	Baa1		320,000	315,200
Perez Companc SA:
8.125% 7/15/07 (Reg. S)	Ca		250,000	125,000
9% 1/30/04 (Reg. S)	Ca		465,000	269,700
Petroleos Mexicanos 9.25% 3/30/18	Baa1		1,800,000	1,840,500
Plains Exploration & Production Co. LP 8.75% 7/1/12 (h)	-		840,000	826,358
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2		$ 1,180,000	$ 1,218,350
Series D, 10.25% 3/15/06	B2		1,260,000	1,300,950
YPF Sociedad Anonima 9.125% 2/24/09	B1		290,000	178,350
				13,298,221
TOTAL ENERGY				17,525,593
FINANCIALS - 5.3%
Banks - 1.5%
Banco Nacional de Desenvolvimento Economico e Social 17.246% 6/16/08 (j)	B1		5,155,000	3,730,931
Bangkok Bank Ltd. PCL:
9.025% 3/15/29 (h)	Ba2		85,000	82,025
9.025% 3/15/29 (Reg. S)	Ba2		100,000	96,500
Hanvit Bank:
12.75% 3/1/10 (h)(j)	Baa3		85,000	99,450
12.75% 3/1/10 (Reg. S) (j)	Baa3		120,000	140,400
Kreditanstalt Fuer Wiederaufbau 3.75% 11/26/04	Aaa	EUR	3,700,000	3,631,499
				7,780,805
Diversified Financials - 3.4%
American Airlines pass thru trust certificate 7.8% 4/1/08	A		810,000	812,025
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (d)(h)	Ca		820,000	79,950
0% 7/5/03 (Reg. S) (d)	Ca		265,000	25,838
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3		2,300,000	2,300,000
Cellco Finance NV yankee 12.75% 8/1/05	Caa1		825,000	697,125
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3		366,364	341,866
6.9% 1/2/17	Baa3		142,881	132,727
Delta Air Lines, Inc. pass thru trust certificate:
7.92% 5/18/12	Baa1		410,000	424,728
10.06% 1/2/16	Ba1		170,000	159,800
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3		165,000	107,250
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3		$ 1,410,000	$ 1,399,425
J.P. Morgan AG loan participation note 10.45% 4/26/05 (h)	B3		885,000	831,900
KFW International Finance, Inc. euro:
1% 12/20/04	Aaa	JPY	350,000,000	2,994,105
1.75% 3/23/10	Aaa	JPY	100,000,000	898,106
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (h)	Ba3		520,000	509,600
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (h)	B1		240,000	230,400
10.5% 6/15/09 (h)	B1		100,000	101,000
Mobile Telesystems Finance SA 10.95% 12/21/04 (Reg. S)	Ba3		700,000	686,000
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3		228,507	221,565
7.248% 7/2/14	Ba2		314,648	267,010
7.575% 3/1/19	A3		167,368	170,983
7.691% 4/1/17	Baa2		40,000	39,220
8.304% 9/1/10	Ba2		208,763	197,281
Pemex Project Funding Master Trust 9.125% 10/13/10	Baa1		400,000	420,000
Petronas Capital Ltd. 7% 5/22/12 (h)	Baa1		290,000	294,713
PTC International Finance BV 0% 7/1/07 (f)	B1		1,375,000	1,388,750
PTC International Finance II SA:
11.25% 12/1/09	B1		945,000	954,450
euro 11.25% 12/1/09	B2	EUR	410,000	398,224
Sealed Air Finance euro 5.625% 7/19/06	Baa3	EUR	500,000	450,951
SESI LLC 8.875% 5/15/11	B1		60,000	60,600
Vicap SA de CV yankee 11.375% 5/15/07	B1		695,000	606,388
				18,201,980
Real Estate - 0.4%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (h)	Ba3		850,000	858,500
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
LNR Property Corp. 10.5% 1/15/09	Ba3		$ 505,000	$ 520,150
Senior Housing Properties Trust 8.625% 1/15/12	Ba2		1,010,000	1,040,300
				2,418,950
TOTAL FINANCIALS				28,401,735
HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 0.3%
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1		740,000	728,900
11.625% 12/1/06	B2		500,000	557,500
Boston Scientific Corp. 6.625% 3/15/05	Baa2		250,000	252,500
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (h)	B2		120,000	120,000
				1,658,900
Health Care Providers & Services - 2.3%
Alderwoods Group, Inc. 11% 1/2/07	-		1,376,000	1,382,880
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	Ba1		260,000	269,100
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3		480,000	489,600
Express Scripts, Inc. 9.625% 6/15/09	Ba1		630,000	686,700
Fountain View, Inc. 11.25% 4/15/08 (d)	-		200,000	120,000
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11	Ba2		1,000,000	900,000
HealthSouth Corp.:
7.625% 6/1/12 (h)	Ba1		200,000	196,000
8.375% 10/1/11	Ba1		720,000	752,400
8.5% 2/1/08	Ba1		270,000	276,750
10.75% 10/1/08	Ba2		330,000	360,525
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (h)	B3		740,000	747,400
Service Corp. International (SCI):
6.3% 3/15/03	B1		360,000	349,200
7.2% 6/1/06	B1		280,000	263,200
Stewart Enterprises, Inc. 10.75% 7/1/08	B2		495,000	549,450
Triad Hospitals, Inc. 8.75% 5/1/09	B1		1,905,000	2,000,250
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Unilab Corp. 12.75% 10/1/09	B3		$ 1,330,000	$ 1,549,450
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3		1,100,000	1,144,000
				12,036,905
Pharmaceuticals - 0.4%
aaiPharma, Inc. 11% 4/1/10 (h)	Caa1		855,000	795,150
Biovail Corp. 7.875% 4/1/10	B2		1,635,000	1,577,775
				2,372,925
TOTAL HEALTH CARE				16,068,730
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.4%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2		2,020,000	2,100,800
Transdigm, Inc. 10.375% 12/1/08 (h)	B3		190,000	194,750
				2,295,550
Airlines - 0.2%
Delta Air Lines, Inc.:
8.3% 12/15/29	Ba3		915,000	658,800
8.54% 1/2/07	Ba1		112,049	105,326
				764,126
Commercial Services & Supplies - 1.8%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3		1,010,000	969,600
8.5% 12/1/08	Ba3		380,000	372,400
American Color Graphics, Inc. 12.75% 8/1/05	Caa1		720,000	718,200
Browning-Ferris Industries, Inc.:
7.4% 9/15/35	Ba3		1,640,000	1,295,600
9.25% 5/1/21	Ba3		1,400,000	1,260,000
Iron Mountain, Inc.:
8.25% 7/1/11	B2		535,000	535,000
8.625% 4/1/13	B2		745,000	758,038
8.75% 9/30/09	B2		870,000	885,225
JohnsonDiversey, Inc. 9.625% 5/15/12 (h)	B2		780,000	815,100
Mail-Well I Corp. 9.625% 3/15/12 (h)	B1		910,000	919,100
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2		195,000	196,463
Pierce Leahy Corp. 9.125% 7/15/07	B2		270,000	279,450
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
World Color Press, Inc.:
7.75% 2/15/09	Baa2		$ 750,000	$ 750,000
8.375% 11/15/08	Baa2		50,000	51,500
				9,805,676
Machinery - 0.3%
AGCO Corp. 9.5% 5/1/08	Ba3		150,000	159,000
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3		155,000	163,525
Joy Global, Inc. 8.75% 3/15/12	B2		215,000	219,300
Tyco International Group SA yankee 6.375% 10/15/11	Ba2		990,000	757,855
				1,299,680
Marine - 0.9%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2		3,970,000	4,128,800
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2		360,000	302,400
10.25% 11/15/06	B2		720,000	518,400
				4,949,600
Road & Rail - 0.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09 (h)	Ba2		1,105,000	1,105,000
9.5% 10/1/08	Ba2		95,000	102,600
TFM SA de CV:
10.25% 6/15/07	B1		360,000	335,700
11.75% 6/15/09	B1		2,330,000	2,196,025
				3,739,325
TOTAL INDUSTRIALS				22,853,957
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12 (h)	Ba3		815,000	815,000
Computers & Peripherals - 0.1%
Seagate Technology HDD Holdings 8% 5/15/09 (h)	Ba2		530,000	527,350
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.4%
Fisher Scientific International, Inc. 8.125% 5/1/12 (h)	B3		$ 385,000	$ 382,113
Flextronics International Ltd. 9.875% 7/1/10	Ba2		1,175,000	1,216,125
Solectron Corp. 9.625% 2/15/09	Ba3		400,000	364,000
				1,962,238
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09 (h)	B1		870,000	713,400
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2		60,000	62,100
10.5% 2/1/09	B2		300,000	316,500
				378,600
TOTAL INFORMATION TECHNOLOGY				4,396,588
MATERIALS - 4.5%
Chemicals - 1.1%
Compass Minerals Group, Inc. 10% 8/15/11	B3		720,000	756,000
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (h)	B3		1,295,000	1,320,900
Huntsman ICI Chemicals LLC 10.125% 7/1/09	Caa1		780,000	686,400
Huntsman International LLC 9.875% 3/1/09 (h)	B3		665,000	668,325
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3		335,000	311,550
9.625% 5/1/07	Ba3		750,000	712,500
9.875% 5/1/07	Ba3		245,000	233,975
OM Group, Inc. 9.25% 12/15/11	B3		1,090,000	1,122,700
				5,812,350
Containers & Packaging - 1.5%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (h)	B2		2,980,000	2,994,900
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.:
7.15% 5/15/05	B3		$ 410,000	$ 391,550
7.35% 5/15/08	B3		170,000	153,000
7.5% 5/15/10	B3		170,000	154,275
7.8% 5/15/18	B3		70,000	60,200
7.85% 5/15/04	B3		700,000	684,250
8.1% 5/15/07	B3		340,000	317,900
Packaging Corp. of America 9.625% 4/1/09	Ba2		1,705,000	1,832,875
Riverwood International Corp. 10.625% 8/1/07	B3		645,000	670,800
Sealed Air Corp.:
6.95% 5/15/09 (h)	Baa3		720,000	640,800
8.75% 7/1/08 (h)	Baa3		260,000	269,100
				8,169,650
Metals & Mining - 1.2%
AK Steel Corp.:
7.75% 6/15/12 (h)	B1		960,000	955,200
7.875% 2/15/09	B1		340,000	338,300
9.125% 12/15/06	B1		400,000	419,000
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3		1,935,000	1,862,438
7.5% 11/15/06	B3		220,000	199,100
Luscar Coal Ltd. 9.75% 10/15/11	Ba3		550,000	588,500
P&L Coal Holdings Corp.:
8.875% 5/15/08	Ba3		251,000	264,805
9.625% 5/15/08	B1		105,000	110,775
Phelps Dodge Corp. 8.75% 6/1/11	Baa3		1,645,000	1,686,125
				6,424,243
Paper & Forest Products - 0.7%
APP China Group Ltd.:
14% 3/15/10 (d)(h)	Ca		370,000	81,400
14% 3/15/10 (Reg. S) (d)	Ca		195,000	42,900
Copamex Industrias SA de CV yankee 11.375% 4/30/04	B3		700,000	672,000
Georgia-Pacific Group:
7.5% 5/15/06	Ba1		60,000	58,500
8.125% 5/15/11	Ba1		180,000	172,800
8.875% 5/15/31	Ba1		540,000	507,600
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (d)	Ca		$ 360,000	$ 90,000
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2		80,000	82,000
Stone Container Corp.:
8.375% 7/1/12 (h)	B2		540,000	544,050
9.75% 2/1/11	B2		1,290,000	1,380,300
				3,631,550
TOTAL MATERIALS				24,037,793
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 1.5%
Diamond Cable Communications PLC yankee 11.75% 12/15/05 (d)	Ca		686,000	171,500
NTL Communications Corp.:
0% 10/1/08 (d)(f)	Ca		3,345,000	869,700
11.5% 10/1/08 (d)	Ca		655,000	196,500
NTL, Inc. 0% 4/1/08 (d)(f)	Ca		170,000	45,900
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3		105,000	103,425
Qwest Corp. 8.875% 3/15/12 (h)	Baa3		2,150,000	1,913,500
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3		450,000	301,500
Telewest Communications PLC:
9.875% 2/1/10	Caa3		405,000	162,000
11.25% 11/1/08	Caa3		400,000	160,000
Total Access Communication PLC 8.375% 11/4/06 (Reg. S)	B1		100,000	96,750
Tritel PCS, Inc.:
0% 5/15/09 (f)	Baa2		2,000,000	1,600,000
10.375% 1/15/11	Baa2		254,000	233,680
U.S. West Communications 7.2% 11/1/04	Baa3		1,025,000	912,250
WorldCom, Inc.:
6.4% 8/15/05 (d)	Ca		760,000	125,400
6.5% 5/15/04 (d)	Ca		130,000	21,450
7.375% 1/15/06 (d)(h)	CCC-		105,000	17,325
7.5% 5/15/11 (d)	Ca		3,390,000	559,350
8% 5/16/06 (d)	Ca		680,000	112,200
8.25% 5/15/31 (d)	Ca		1,795,000	296,175
				7,898,605
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.0%
Crown Castle International Corp.:
9.375% 8/1/11	B3		$ 985,000	$ 620,550
9.5% 8/1/11	B3		105,000	65,625
10.75% 8/1/11	B3		455,000	293,475
Dobson Communications Corp. 10.875% 7/1/10	B3		40,000	26,000
Echostar Broadband Corp. 10.375% 10/1/07	B1		3,340,000	3,206,400
Millicom International Cellular SA 13.5% 6/1/06	Caa1		1,580,000	553,000
Nextel Communications, Inc.:
0% 9/15/07 (f)	B3		703,000	365,560
0% 10/31/07 (f)	B3		850,000	442,000
0% 2/15/08 (f)	B3		4,225,000	1,985,750
9.375% 11/15/09	B3		2,060,000	1,030,000
9.5% 2/1/11	B3		705,000	341,925
12% 11/1/08	B3		460,000	276,000
Orange PLC yankee 9% 6/1/09	Baa3		1,895,000	1,648,650
PanAmSat Corp.:
6.125% 1/15/05	Ba2		330,000	300,300
6.375% 1/15/08	Ba2		490,000	455,700
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3		850,000	569,500
SpectraSite Holdings, Inc.:
0% 4/15/09 (f)	Caa3		340,000	88,400
0% 3/15/10 (f)	Caa3		1,335,000	347,100
10.75% 3/15/10	Caa3		710,000	312,400
12.5% 11/15/10	Caa3		450,000	202,500
TeleCorp PCS, Inc. 0% 4/15/09 (f)	Baa2		167,000	133,600
VoiceStream Wireless Corp. 0% 11/15/09 (f)	Baa2		3,366,000	2,457,180
				15,721,615
TOTAL TELECOMMUNICATION SERVICES				23,620,220
UTILITIES - 1.6%
Electric Utilities - 0.9%
CMS Energy Corp.:
7.5% 1/15/09	B3		1,220,000	866,200
8.375% 7/1/03	B3		635,000	520,700
9.875% 10/15/07	B3		660,000	495,000
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Edison International 6.875% 9/15/04	B3		$ 335,000	$ 304,850
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3		230,000	207,000
7.05% 3/1/24	B3		115,000	105,800
9.625% 11/1/05 (h)	Caa2		410,000	410,000
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3		145,000	134,850
8.625% 2/15/08	Baa3		450,000	427,500
Sierra Pacific Power Co. 8% 6/1/08	Ba2		270,000	256,500
Southern California Edison Co. 7.625% 1/15/10	Ba3		610,000	555,100
Tenaga Nasional BHD:
7.5% 11/1/25 (Reg. S)	Baa3		300,000	274,968
7.625% 4/1/11 (Reg. S)	Baa3		650,000	673,156
				5,231,624
Gas Utilities - 0.0%
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2		130,000	102,700
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2		80,000	60,000
				162,700
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.75% 6/15/08	Ba3		130,000	80,600
8.875% 2/15/11	Ba3		190,000	115,900
9.375% 9/15/10	Ba3		1,340,000	830,800
9.5% 6/1/09	Ba3		800,000	520,000
Western Resources, Inc.:
7.875% 5/1/07 (h)	Ba1		860,000	853,550
9.75% 5/1/07 (h)	Ba2		970,000	931,200
				3,332,050
TOTAL UTILITIES				8,726,374
TOTAL NONCONVERTIBLE BONDS				227,968,154
TOTAL CORPORATE BONDS (Cost $250,739,762)				233,295,845
U.S. Government and Government Agency Obligations - 20.2%
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
U.S. Government Agency Obligations - 5.3%
Fannie Mae:
1.75% 3/26/08	Aaa		$ 170,000,000	$ 1,528,439
5% 5/14/07	Aaa		11,800,000	12,007,350
5.25% 6/15/06	Aaa		2,550,000	2,653,862
5.5% 5/2/06	Aa2		400,000	420,174
6.25% 2/1/11	Aa2		170,000	178,697
7.25% 1/15/10	Aaa		800,000	906,745
Freddie Mac:
7% 3/15/10	Aaa		5,752,000	6,436,856
7.375% 5/15/03	Aaa		2,975,000	3,107,917
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	Aaa		126,959	141,829
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa		480,000	500,875
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa		275,000	281,985
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa		228,000	238,965
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				28,403,694
U.S. Treasury Obligations - 14.9%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa		14,280,000	15,166,203
8.875% 8/15/17	Aaa		9,825,000	13,252,098
9% 11/15/18	Aaa		2,630,000	3,611,319
11.25% 2/15/15	Aaa		1,200,000	1,864,313
U.S. Treasury Notes:
3% 1/31/04	Aaa		20,900,000	21,036,275
3.5% 11/15/06	Aaa		8,800,000	8,643,254
U.S. Government and Government Agency Obligations - 20.2%
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
U.S. Treasury Obligations - continued
5.75% 11/15/05	Aaa		$ 6,350,000	$ 6,776,644
7% 7/15/06	Aaa		8,164,000	9,119,115
TOTAL U.S. TREASURY OBLIGATIONS				79,469,221
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $104,853,902)				107,872,915
U.S. Government Agency - Mortgage Securities - 2.8%
Fannie Mae - 1.3%
5.5% 5/1/11 to 6/1/14	Aaa		448,384	456,376
6% 8/1/13 to 1/1/26	Aaa		769,347	790,587
6% 7/1/32 (i)	Aaa		2,000,000	1,992,500
6.5% 5/1/08 to 6/1/31	Aaa		3,111,754	3,186,356
7% 9/1/25	Aaa		131,489	136,798
7.5% 1/1/28 to 5/1/28	Aaa		331,054	348,759
8% 7/1/26 to 12/1/27	Aaa		260,490	279,177
TOTAL FANNIE MAE				7,190,553
Freddie Mac - 0.0%
6% 12/1/07	Aaa		7,611	7,700
8.5% 3/1/20	Aaa		99,953	108,339
TOTAL FREDDIE MAC				116,039
Government National Mortgage Association - 1.5%
6% 1/15/09 to 5/15/09	Aaa		461,315	481,904
6.5% 4/15/26 to 5/15/26	Aaa		470,414	483,328
7% 9/15/25 to 8/15/31	Aaa		1,032,104	1,074,966
7.5% 2/15/22 to 8/15/28	Aaa		1,258,812	1,336,587
8% 9/15/26 to 12/15/26	Aaa		191,718	204,876
8% 7/1/32 (i)	Aaa		4,000,000	4,256,250
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION				7,837,911
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,729,540)				15,144,503
Foreign Government and Government Agency Obligations - 23.1%
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Arab Republic of Egypt 8.75% 7/11/11 (Reg. S)	Ba1		$ 200,000	$ 193,000
Argentinian Republic:
Brady:
floating rate bond 3.25% 3/31/05 (d)(j)	Ca		414,400	74,592
par L-GP 6% 3/31/23 (d)	Ca		1,315,000	565,450
9.75% 9/19/27 (d)	Ca		685,000	109,600
Banco Central del Uruguay:
value recovery A rights 1/2/21	-		1,000	0
value recovery B rights 1/2/21	-		3,000	0
Brady:
par A 6.75% 2/19/21	Ba2		250,000	196,250
par B 6.75% 3/21/21	Ba2		750,000	588,750
Bangko Sentral Pilipinas:
8.6% 6/15/27	Ba1		80,000	66,400
yankee 8.6% 6/15/27	Ba1		100,000	83,000
Bogota Distrito Capital:
9.5% 12/12/06 (h)	BB		540,000	521,100
9.5% 12/12/06 (Reg. S)	BB		200,000	193,000
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	B1		2,118,025	1,342,298
par Z-L 6% 4/15/24	B1		901,000	527,085
8.875% 4/15/24	B1		3,255,000	1,603,088
11% 8/17/40	B1		3,210,000	1,829,700
11.25% 7/26/07	B1		295,000	192,488
12.75% 1/15/20	B1		1,975,000	1,224,500
14.5% 10/15/09	B1		3,385,000	2,521,825
Bulgarian Republic Brady FLIRB A 2.8125% 7/28/12 (j)	B1		577,000	525,070
Canadian Government:
1.9% 3/23/09	Aaa	JPY	150,000,000	1,364,093
3.5% 6/1/04	Aaa	CAD	5,530,000	3,618,260
5.5% 6/1/10	Aaa	CAD	1,800,000	1,198,022
7% 12/1/06	Aaa	CAD	6,250,000	4,478,418
9% 6/1/25	Aaa	CAD	5,000,000	4,586,988
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		1,750,000	1,157,188
promissory note 5.092% 1/5/10	-		977,386	728,900
warrants 11/15/20 (a)(k)	-		1,750	0
Colombia Republic 11.375% 1/31/08	Ba2	EUR	800,000	767,111
Colombian Republic 11.75% 2/25/20	Ba2		930,000	911,400
Dominican Republic 9.5% 9/27/06 (Reg. S)	Ba2		180,000	189,900
Foreign Government and Government Agency Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Dutch Government 5.5% 1/15/28	Aaa	EUR	1,500,000	$ 1,516,829
Ecuador Republic:
5% 8/15/30 (g)(h)	Caa2		703,000	362,045
5% 8/15/30 (Reg. S) (g)	Caa2		1,250,000	643,750
12% 11/15/12 (h)	Caa2		394,000	281,218
12% 11/15/12 (Reg. S)	Caa2		1,970,000	1,406,088
French Government 5.25% 4/25/08	Aaa	EUR	5,000,000	5,096,286
Germany Federal Republic:
Series 134, 4.25% 2/18/05	Aaa	EUR	2,200,000	2,188,706
5% 8/19/05	Aaa	EUR	2,000,000	2,024,421
5% 2/17/06	Aaa	EUR	8,100,000	8,200,510
5.25% 1/4/11	Aaa	EUR	8,350,000	8,468,095
5.5% 1/4/31	Aaa	EUR	1,675,000	1,713,880
6% 1/4/07	Aaa	EUR	3,025,000	3,178,562
Guatemalan Republic 10.25% 11/8/11 (h)	Ba2		150,000	170,625
Italian Republic:
3.75% 6/8/05	Aa2	JPY	330,000,000	3,054,815
6% 11/1/07	Aa2	EUR	5,500,000	5,784,109
6% 5/1/31	Aa2	EUR	625,000	667,134
Ivory Coast:
Brady FLIRB A 2% 3/29/18 (d)(g)	-	FRF	3,000,000	86,123
FLIRB 2% 3/30/18 (Reg. S) (d)(j)	-		1,020,000	196,350
Panamanian Republic:
9.625% 2/8/11	Ba1		750,000	727,500
10.75% 5/15/20	Ba1		570,000	564,300
Philippine Long Distance Telephone Co.:
10.625% 5/15/07 (h)	Ba3		570,000	562,875
11.375% 5/15/12 (h)	Ba3		570,000	558,600
Philippine Republic:
6.5% 12/1/17	Ba1		830,000	751,150
9.875% 1/15/19	Ba1		800,000	792,000
10.625% 3/16/25	Ba1		890,000	918,925
Polish Government Brady past due interest 6% 10/27/14 (g)	Baa1		1,225,000	1,231,125
Russian Federation:
5% 3/31/30 (g)(h)	Ba3		3,900,000	2,715,375
5% 3/31/30 (Reg. S) (g)	Ba3		3,430,000	2,388,138
8.25% 3/31/10 (h)	Ba3		552,789	548,643
8.25% 3/31/10 (Reg. S)	Ba3		170,000	168,725
11% 7/24/18 (Reg. S)	Ba3		1,657,000	1,785,418
12.75% 6/24/28 (Reg. S)	Ba3		1,983,000	2,389,515
euro 10% 6/26/07	Ba3		566,000	602,790
Foreign Government and Government Agency Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Russian Federation Ministry of Finance:
Series V, 3% 5/14/08	Ba3		$ 480,000	$ 325,200
Series VI, 3% 5/14/06	B1		1,300,000	1,014,000
Series VII, 3% 5/14/11	Ba3		220,000	124,300
South African Republic yankee 8.5% 6/23/17	Baa2		700,000	735,000
Turkish Republic:
11.75% 6/15/10	B1		763,000	688,608
12.375% 6/15/09	B1		760,000	706,800
Ukraine Government 11% 3/15/07 (Reg. S)	B2		1,335,000	1,356,694
United Kingdom, Great Britain & Northern Ireland:
6.25% 11/25/10	Aaa	GBP	1,920,000	3,179,974
6.5% 12/7/03	Aaa	GBP	500,000	786,069
7.5% 12/7/06	Aaa	GBP	1,410,000	2,368,988
8% 12/7/15	Aaa	GBP	880,000	1,738,147
8.75% 8/25/17	Aaa	GBP	1,300,000	2,775,222
9.75% 8/27/02	Aaa	GBP	650,000	1,004,664
United Mexican States:
Brady:
par A 6.25% 12/31/19	Baa2		1,490,000	1,411,775
par B 6.25% 12/31/19	Baa2		2,160,000	2,046,600
value recovery:
rights 6/30/03 (k)	-		1,130,000	2,938
rights 6/30/04 (k)	-		3,650,000	8,760
rights 6/30/05 (k)	-		3,650,000	37
rights 6/30/06 (k)	-		3,650,000	37
8.125% 12/30/19	Baa2		1,130,000	1,101,750
8.3% 8/15/31	Baa2		770,000	749,788
8.375% 1/14/11	Baa2		980,000	1,017,363
10.375% 2/17/09	Baa2		300,000	343,500
11.375% 9/15/16	Baa2		1,745,000	2,163,800
Uruguay Republic:
7.875% 3/25/09	Ba2		360,000	208,800
8.75% 6/22/10	Ba2		325,000	195,000
Venezuelan Republic:
oil recovery rights 4/15/20 (k)	-		3,260	0
6.66% 3/31/20	B2	DEM	500,000	168,491
9.25% 9/15/27	B2		1,595,000	1,026,781
10.25% 10/4/03	B2	DEM	3,300,000	1,488,294
13.625% 8/15/18	B2		365,000	306,600
Foreign Government and Government Agency Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Venezuelan Republic: continued
euro Brady:
FLIRB A 3.3125% 3/31/07 (j)	B2		$ 476,180	$ 358,921
par W-B 6.75% 3/31/20	B2		500,000	376,250
warrants 4/18/20 (a)(k)	-		1,666	0
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $118,006,686)				122,881,252
Supranational Obligations - 1.4%
European Investment Bank euro:
0.875% 11/8/04	Aaa	JPY	100,000,000	853,021
6% 12/7/28	Aaa	GBP	800,000	1,353,543
6.25% 4/15/14	Aaa	GBP	750,000	1,252,632
International Bank for Reconstruction & Development 2% 2/18/08	Aaa	JPY	430,000,000	3,919,388
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $7,049,203)				7,378,584
Common Stocks - 0.0%
	Shares
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Source Media, Inc. (a)	1,676	13
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	230	35
warrants 1/15/07 (CV ratio .6) (a)	480	72
McCaw International Ltd. warrants 4/16/07 (a)(h)	1,753	0
Mpower Communications Corp. (h)	924	23
NTL, Inc. warrants 10/14/08 (a)	1,586	16
		146
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(h)	740	13,320
TOTAL TELECOMMUNICATION SERVICES		13,466
TOTAL COMMON STOCKS (Cost $73,921)		13,479
Preferred Stocks - 0.5%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (h)	826	$ 165
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.1%
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75	240	228,960
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Fresenius Medical Care Capital Trust II $78.75	1,260	1,167,823
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,881	576,200
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. $127.50 pay-in-kind	475	223,250
Dobson Communications Corp.:
$122.50 pay-in-kind	1	500
$130.00 pay-in-kind	217	108,500
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	32	9,280
Series E, $111.25 pay-in-kind	761	175,030
		516,560
TOTAL TELECOMMUNICATION SERVICES		1,092,760
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,489,543
TOTAL PREFERRED STOCKS (Cost $5,752,304)		2,489,708
Sovereign Loan Participations - 0.2%
Ratings (unaudited) (b)		Principal Amount (e)
Algerian Republic loan participation:
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.875% 9/4/06 (j)	-	$ 33,315	30,650
Sovereign Loan Participations - continued
Ratings (unaudited) (b)		Principal Amount (e)	Value (Note 1)
Algerian Republic loan participation: - continued
Series 1 - Salomon Brothers 2.875% 9/4/06 (j)	-	$ 112,500	$ 103,500
Series 3 - Credit Suisse First Boston 2.875% 3/4/10 (j)	-	272,941	244,282
Series 3 - Deutsche Bank 2.875% 3/4/10 (j)	-	47,059	42,118
Series 3 - JPMorgan Chase 2.875% 3/4/10 (j)	-	47,059	42,118
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.875% 3/4/10 (j)	-	119,587	107,030
Series 3 - Salomon Brothers 2.875% 3/4/10 (j)	-	220,000	196,900
Moroccan Kingdom loan participation Series A - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.75% 1/1/09 (j)	Ba1	464,286	413,214
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,169,311)			1,179,812
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 1.89% (c) (Cost $35,639,718)	35,639,718	35,639,718
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $538,014,347)		525,895,816
NET OTHER ASSETS - 1.3%		6,935,284
NET ASSETS - 100%		$ 532,831,100
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
DEM	-	German deutsche mark
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,406,653 or 7.6% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(k) Quantity represents share amount.
(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 6/30/02	$ 834,902
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	66.3%
Germany	5.5
Canada	4.5
Mexico	3.2
United Kingdom	2.8
Brazil	2.5
Russia	2.3
Italy	1.8
Multi-National	1.4
Netherlands	1.4
France	1.0
Others (individually less than 1%)	7.3
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $1,179,812 or 0.2% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $343,993,182 and $282,794,044, respectively, of which long-term U.S. government and government agency obligations aggregated $131,900,813 and $129,218,101, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $602,323 or 0.1% of net assets.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $536,682,061. Net unrealized depreciation aggregated $10,786,245, of which $19,213,784 related to appreciated investment securities and $30,000,029 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $22,835,000 of which $10,864,000, $4,074,000 and $7,897,000 will expire on December 31, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $538,014,347) - See accompanying schedule		$ 525,895,816
Cash		1,238,127
Receivable for investments sold		14,168,788
Receivable for fund shares sold		1,848,707
Interest receivable		9,091,595
Total assets		552,243,033
Liabilities
Payable for investments purchased Regular delivery	$ 8,389,739
Delayed delivery	8,189,566
Payable for fund shares redeemed	1,708,394
Distributions payable	513,410
Accrued management fee	256,340
Distribution fees payable	198,038
Other payables and accrued expenses	156,446
Total liabilities		19,411,933
Net Assets		$ 532,831,100
Net Assets consist of:
Paid in capital		$ 572,128,015
Undistributed net investment income		5,104,002
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(32,308,175)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(12,092,742)
Net Assets		$ 532,831,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,438,171 ÷ 4,377,355 shares)	$ 9.92
Maximum offering price per share (100/95.25 of $9.92)	$ 10.41
Class T: Net Asset Value and redemption price per share ($250,031,603 ÷ 25,207,495 shares)	$ 9.92
Maximum offering price per share (100/96.50 of $9.92)	$ 10.28
Class B: Net Asset Value and offering price per share ($129,736,305 ÷ 13,055,065 shares) A	$ 9.94
Class C: Net Asset Value and offering price per share ($52,665,641 ÷ 5,313,984 shares) A	$ 9.91
Institutional Class: Net Asset Value, offering price and redemption price per share ($56,959,380 ÷ 5,706,676 shares)	$ 9.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 316,647
Interest		19,237,733
Total income		19,554,380
Expenses
Management fee	$ 1,448,848
Transfer agent fees	479,244
Distribution fees	1,122,371
Accounting fees and expenses	153,755
Non-interested trustees' compensation	818
Custodian fees and expenses	42,095
Registration fees	43,007
Audit	20,477
Legal	6,483
Miscellaneous	28,006
Total expenses before reductions	3,345,104
Expense reductions	(8,536)	3,336,568
Net investment income (loss)		16,217,812
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(5,724,302)
Foreign currency transactions	36,145
Total net realized gain (loss)		(5,688,157)
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,184,464)
Assets and liabilities in foreign currencies	64,452
Total change in net unrealized appreciation (depreciation)		(6,120,012)
Net gain (loss)		(11,808,169)
Net increase (decrease) in net assets resulting from operations		$ 4,409,643

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,217,812	$ 28,083,029
Net realized gain (loss)	(5,688,157)	(10,366,136)
Change in net unrealized appreciation (depreciation)	(6,120,012)	5,168,989
Net increase (decrease) in net assets resulting from operations	4,409,643	22,885,882
Distributions to shareholders from net investment income	(14,572,743)	(25,101,987)
Share transactions - net increase (decrease)	73,850,101	128,371,992
Total increase (decrease) in net assets	63,687,001	126,155,887
Net Assets
Beginning of period	469,144,099	342,988,212
End of period (including undistributed net investment income of $5,104,002 and undistributed net investment income of $3,458,933, respectively)	$ 532,831,100	$ 469,144,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 10.110	$ 10.120	$ 10.470	$ 10.560	$ 11.090	$ 11.250
Income from Invest- ment Operations
Net investment income (loss) E	.341	.730 G	.793	.775	.771	.802
Net realized and unrealized gain (loss)	(.222)	(.081) G	(.434)	(.152)	(.512)	.198
Total from investment operations	.119	.649	.359	.623	.259	1.000
Distributions from net investment income	(.309)	(.659)	(.709)	(.713)	(.729)	(.790)
Distributions from net realized gain	-	-	-	-	-	(.370)
Distributions in excess of net realized gain	-	-	-	-	(.060)	-
Total distributions	(.309)	(.659)	(.709)	(.713)	(.789)	(1.160)
Net asset value, end of period	$ 9.920	$ 10.110	$ 10.120	$ 10.470	$ 10.560	$ 11.090
Total Return B,C,D	1.17%	6.53%	3.58%	6.12%	2.38%	9.24%
Ratios to Average Net Assets F
Expenses before expense reductions	1.06% A	1.07%	1.08%	1.08%	1.23%	2.88%
Expenses net of voluntary waivers, if any	1.06% A	1.07%	1.08%	1.08%	1.23%	1.25%
Expenses net of all reductions	1.05% A	1.07%	1.08%	1.07%	1.22%	1.24%
Net investment income (loss)	6.81% A	7.18% G	7.76%	7.44%	7.22%	7.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,438	$ 33,271	$ 17,948	$ 12,800	$ 9,596	$ 3,379
Portfolio turnover rate	119% A	120%	99%	146%	150%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 10.110	$ 10.110	$ 10.470	$ 10.550	$ 11.090	$ 11.250
Income from Invest- ment Operations
Net investment income (loss) E	.337	.725 G	.788	.772	.781	.814
Net realized and unrealized gain (loss)	(.222)	(.074) G	(.445)	(.147)	(.535)	.194
Total from investment operations	.115	.651	.343	.625	.246	1.008
Distributions from net investment income	(.305)	(.651)	(.703)	(.705)	(.726)	(.798)
Distributions from net realized gain	-	-	-	-	-	(.370)
Distributions in excess of net realized gain	-	-	-	-	(.060)	-
Total distributions	(.305)	(.651)	(.703)	(.705)	(.786)	(1.168)
Net asset value, end of period	$ 9.920	$ 10.110	$ 10.110	$ 10.470	$ 10.550	$ 11.090
Total Return B,C,D	1.12%	6.55%	3.42%	6.15%	2.26%	9.33%
Ratios to Average Net Assets F
Expenses before expense reductions	1.14% A	1.15%	1.14%	1.13%	1.18%	1.20%
Expenses net of voluntary waivers, if any	1.14% A	1.15%	1.14%	1.13%	1.18%	1.20%
Expenses net of all reductions	1.14% A	1.15%	1.14%	1.13%	1.17%	1.19%
Net investment income (loss)	6.72% A	7.10% G	7.70%	7.38%	7.25%	7.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,032	$ 238,034	$ 206,972	$ 190,335	$ 189,755	$ 119,204
Portfolio turnover rate	119% A	120%	99%	146%	150%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 10.120	$ 10.130	$ 10.490	$ 10.570	$ 11.100	$ 11.260
Income from Invest- ment Operations
Net investment income (loss) E	.305	.658 G	.722	.703	.713	.740
Net realized and unrealized gain (loss)	(.213)	(.085) G	(.447)	(.146)	(.529)	.194
Total from investment operations	.092	.573	.275	.557	.184	.934
Distributions from net investment income	(.272)	(.583)	(.635)	(.637)	(.654)	(.724)
Distributions from net realized gain	-	-	-	-	-	(.370)
Distributions in excess of net realized gain	-	-	-	-	(.060)	-
Total distributions	(.272)	(.583)	(.635)	(.637)	(.714)	(1.094)
Net asset value, end of period	$ 9.940	$ 10.120	$ 10.130	$ 10.490	$ 10.570	$ 11.100
Total Return B,C,D	.89%	5.74%	2.73%	5.45%	1.69%	8.60%
Ratios to Average Net Assets F
Expenses before expense reductions	1.80% A	1.81%	1.80%	1.78%	1.83%	1.86%
Expenses net of voluntary waivers, if any	1.80% A	1.81%	1.80%	1.78%	1.83%	1.86%
Expenses net of all reductions	1.80% A	1.81%	1.80%	1.78%	1.83%	1.85%
Net investment income (loss)	6.07% A	6.44% G	7.04%	6.73%	6.56%	6.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,736	$ 115,957	$ 87,879	$ 86,116	$ 72,773	$ 54,562
Portfolio turnover rate	119% A	120%	99%	146%	150%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 H
Selected Per-Share Data
Net asset value, be- ginning of period	$ 10.100	$ 10.110	$ 10.460	$ 10.550	$ 11.080	$ 11.400
Income from Invest- ment Operations
Net investment income (loss) E	.299	.647 G	.707	.687	.672	.105
Net realized and unrealized gain (loss)	(.222)	(.082) G	(.432)	(.151)	(.517)	.037
Total from investment operations	.077	.565	.275	.536	.155	.142
Distributions from net investment income	(.267)	(.575)	(.625)	(.626)	(.625)	(.152)
Distributions from net realized gain	-	-	-	-	-	(.310)
Distributions in excess of net realized gain	-	-	-	-	(.060)	-
Total distributions	(.267)	(.575)	(.625)	(.626)	(.685)	(.462)
Net asset value, end of period	$ 9.910	$ 10.100	$ 10.110	$ 10.460	$ 10.550	$ 11.080
Total Return B,C,D	.75%	5.67%	2.74%	5.25%	1.42%	1.27%
Ratios to Average Net Assets F
Expenses before expense reductions	1.89% A	1.89%	1.91%	1.91%	2.13%	16.12% A
Expenses net of voluntary waivers, if any	1.89% A	1.89%	1.91%	1.91%	2.07%	2.10% A
Expenses net of all reductions	1.88% A	1.89%	1.90%	1.90%	2.07%	2.10% A
Net investment income (loss)	5.98% A	6.35% G	6.94%	6.61%	6.37%	6.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,666	$ 40,036	$ 25,891	$ 16,927	$ 11,248	$ 659
Portfolio turnover rate	119% A	120%	99%	146%	150%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change. H For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 10.170	$ 10.180	$ 10.530	$ 10.610	$ 11.140	$ 11.300
Income from Invest- ment Operations
Net investment income (loss) D	.350	.725 F	.816	.799	.805	.830
Net realized and unrealized gain (loss)	(.223)	(.059) F	(.437)	(.150)	(.533)	.186
Total from investment operations	.127	.666	.379	.649	.272	1.016
Distributions from net investment income	(.317)	(.676)	(.729)	(.729)	(.742)	(.806)
Distributions from net realized gain	-	-	-	-	-	(.370)
Distributions in excess of net realized gain	-	-	-	-	(.060)	-
Total distributions	(.317)	(.676)	(.729)	(.729)	(.802)	(1.176)
Net asset value, end of period	$ 9.980	$ 10.170	$ 10.180	$ 10.530	$ 10.610	$ 11.140
Total Return B, C	1.23%	6.67%	3.76%	6.35%	2.49%	9.36%
Ratios to Average Net Assets E
Expenses before expense reductions	.91% A	.94%	.90%	.93%	1.07%	1.21%
Expenses net of voluntary waivers, if any	.91% A	.94%	.90%	.93%	1.07%	1.10%
Expenses net of all reductions	.91% A	.94%	.90%	.93%	1.07%	1.09%
Net investment income (loss)	6.95% A	7.31% F	7.95%	7.58%	7.29%	7.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,959	$ 41,845	$ 4,298	$ 3,645	$ 4,636	$ 6,289
Portfolio turnover rate	119% A	120%	99%	146%	150%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 pm Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments, which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for options transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 28,377	$ 196
Class T	0%	.25%	307,651	2,984
Class B	.65%	.25%	553,185	400,676
Class C	.75%	.25%	233,158	90,918
			$ 1,122,371	$ 494,774

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 90,630	$ 26,472
Class T	83,131	23,404
Class B*	188,712	188,712
Class C*	9,974	9,974
	$ 372,447	$ 248,562

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 38,180	.20*
Class T	233,415	.19*
Class B	116,056	.19*
Class C	41,347	.18*
Institutional Class	50,246	.21*
	$ 479,244

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $329,781 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8,536.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2002	Year ended December 31, 2001
From net investment income
Class A	$ 1,154,109	$ 1,682,963
Class T	7,418,646	14,577,073
Class B	3,292,111	5,881,042
Class C	1,229,551	1,923,438
Institutional Class	1,478,326	1,037,471
Total	$ 14,572,743	$ 25,101,987

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2002	Year ended December 31, 2001	Six months ended June 30, 2002	Year ended December 31, 2001
Class A
Shares sold	1,544,591	2,258,438	$ 15,653,164	$ 23,127,120
Reinvestment of distributions	87,323	126,791	881,605	1,295,621
Shares redeemed	(545,292)	(867,919)	(5,525,264)	(8,871,095)
Net increase (decrease)	1,086,622	1,517,310	$ 11,009,505	$ 15,551,646
Class T
Shares sold	4,458,657	10,514,855	$ 45,120,555	$ 107,800,636
Reinvestment of distributions	626,650	1,206,880	6,325,278	12,342,654
Shares redeemed	(3,431,172)	(8,631,545)	(34,706,384)	(88,386,065)
Net increase (decrease)	1,654,135	3,090,190	$ 16,739,449	$ 31,757,225
Class B
Shares sold	2,979,269	4,944,859	$ 30,212,112	$ 50,745,877
Reinvestment of distributions	213,509	382,899	2,158,884	3,921,852
Shares redeemed	(1,591,007)	(2,546,575)	(16,128,106)	(26,091,323)
Net increase (decrease)	1,601,771	2,781,183	$ 16,242,890	$ 28,576,406
Class C
Shares sold	1,820,146	2,208,137	$ 18,405,153	$ 22,638,089
Reinvestment of distributions	83,966	138,654	846,522	1,416,119
Shares redeemed	(554,862)	(943,286)	(5,610,614)	(9,631,107)
Net increase (decrease)	1,349,250	1,403,505	$ 13,641,061	$ 14,423,101
Institutional Class
Shares sold	1,886,774	4,488,876	$ 19,224,054	$ 46,146,722
Reinvestment of distributions	136,836	93,911	1,388,901	961,368
Shares redeemed	(432,532)	(889,542)	(4,395,759)	(9,044,476)
Net increase (decrease)	1,591,078	3,693,245	$ 16,217,196	$ 38,063,614

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes	% of Votes
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.00
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes	% of Votes
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.00
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.00
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.00
	# of Votes	% of Votes
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.00
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.00
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.00
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.00
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.00
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.00
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.00
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.00
* Denotes trust-wide proposals and voting results.
	# of Votes	% of Votes
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.00
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.00
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.00
PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes	% of Votes
Affirmative	201,668,108.63	88.856
Against	4,131,659.17	1.821
Abstain	21,160,546.00	9.323
TOTAL	226,960,313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research Company (U.K.) Inc. for the fund.
	# of Votes	% of Votes
Affirmative	199,765,479.54	88.018
Against	4,581,241.84	2.018
Abstain	22,613,592.42	9.964
TOTAL	226,960,313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research Company (Far East) Inc. for the fund.
	# of Votes	% of Votes
Affirmative	198,895,879.42	87.635
Against	5,218,425.15	2.299
Abstain	22,846,009.23	10.066
TOTAL	226,960,313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 7
To approve an amended sub-advisory agreement with Fidelity International Investment Advisors (FIIA) for the fund.
	# of Votes	% of Votes
Affirmative	200,706,008.22	88.432
Against	4,194,931.94	1.849
Abstain	22,059,373.64	9.719
TOTAL	226,960,313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 8
To approve an amended sub-advisory agreement between FIIA and Fidelity International Investment Advisors (U.K.) Limited.
	# of Votes	% of Votes
Affirmative	200,450,724.88	88.320
Against	4,111,065.97	1.811
Abstain	22,398,522.95	9.869
TOTAL	226,960,313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 9
To approve an amended sub-advisory agreement between FIIA and Fidelity Investments Japan Limited for the fund.
	# of Votes	% of Votes
Affirmative	200,520,038.22	88.350
Against	4,562,800.79	2.011
Abstain	21,877,474.79	9.639
TOTAL	226,960,313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 16
To eliminate a fundamental investment policy of the fund.
	# of Votes	% of Votes
Affirmative	198,402,976.64	87.417
Against	6,411,567.82	2.825
Abstain	22,145,769.34	9.758
TOTAL	226,960,313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes	% of Votes
Affirmative	200,465,013.16	88.326
Against	6,331,424.60	2.790
Abstain	20,163,876.04	8.884
TOTAL	226,960.313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	201,335,602.93	88.710
Against	6,206,806.65	2.734
Abstain	19,417,904.22	8.556
TOTAL	226,960.313.80	100.00
Broker Non-Votes	81,799,888.85

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SI-SANN-0802 157734
1.705747.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(fidelity_logo)(Registered Trademark)

Fidelity ® Advisor

Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors' growing doubts about the integrity of Corporate America's bookkeeping factored heavily into the substandard performance of U.S. equity markets for the first half of 2002. Fixed-income markets provided some respite for investors, offering moderate but steady gains throughout the first half of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - Inst CL	1.23%	4.40%	27.76%	85.12%
Fidelity Strategic Income Composite	0.79%	3.00%	24.46%	73.51%
JP EMBI Global	0.91%	-3.34%	30.70%	131.47%
LB Government Bond	3.78%	8.81%	44.52%	81.15%
ML High Yield Master II	-5.37%	-4.36%	5.84%	50.54%
SSBSM Non-US Group of 7 Index- Equally Weighted Unhedged	10.93%	17.02%	21.50%	52.28%
Multi-Sector Income Funds Average	1.27%	3.79%	15.01%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally, you can also compare the Institutional Class' returns to the performance of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers® Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney® Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** To measure how Institutional Class' performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 128 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Semiannual Report

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - Inst CL	4.40%	5.02%	8.36%
Fidelity Strategic Income Composite	3.00%	4.47%	7.45%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $18,512 - an 85.12% increase on the initial investment. For comparison, look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,351 - a 73.51% increase. You can also look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,054 - a 50.54% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Semiannual Report

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	3.10%	6.77%	7.08%	7.10%	6.68%	7.33%
Capital returns	-1.87%	-0.10%	-3.32%	-0.75%	-4.19%	2.03%
Total returns	1.23%	6.67%	3.76%	6.35%	2.49%	9.36%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.21¢	31.66¢	65.31¢
Annualized dividend rate	6.27%	6.27%	6.40%
30-day annualized yield	6.84%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.11 over the past one month, $10.19 over the past six months, and $10.21 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

In the wake of a mediocre global economic environment, faltering stock markets, geopolitical turmoil and fraudulent corporate accounting during the six months ending June 30, 2002, investors turned to the world's bond markets for asset protection and income growth, with varying results. Against this backdrop, foreign developed-nation bonds fared best, helped by a weakening U.S. dollar. The Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - designed to represent the performance of 16 world government bond markets, excluding the United States - advanced 11.84% during the period. In the U.S., government bonds got off to a slow start. But as time wore on and the desire for safe harbor grew, these bonds gained new appeal, and the Lehman Brothers® Government Bond Index - a benchmark for U.S. government securities with maturities of one year or more - gained 3.78%. In an opposite scenario, emerging-markets debt roared out of the starting gates, but stumbled in June as investors focused on higher-quality, lower-risk assets. The J.P. Morgan Emerging Markets Bond Index Global - a performance measure of more than 30 emerging-markets countries - finished the period with a return of 0.91%. The Merrill Lynch High Yield Master II Index, a proxy of the overall high-yield bond market, posted its worst quarterly return ever and ended the six-month period with a loss of 5.37%.

(Portfolio Manager photograph)
An interview with William Eigen, Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund

Q. How did the fund perform, Bill?

A. For the six months ending June 30, 2002, the fund's Institutional Class shares returned 1.23%, outpacing the Fidelity Strategic Income Composite Index, which returned 0.79%. During the same period, the Lipper Inc. multi-sector income funds average returned 1.27%. For the 12 months ending June 30, 2002, the fund's Institutional Class shares returned 4.40%, while the index and peer average returned 3.00% and 3.79%, respectively.

Q. What factors shaped fund results?

A. Favorable asset allocation and strong security selection paced fund performance during the past six months amid a poor environment for higher-risk assets. I'm proud of the fact that despite facing the worst period in the history of the high-yield market - and one of the worst for emerging-markets debt - during the second quarter, the fund still managed to post a positive absolute return, while generally faring well versus the index. While my allocation decisions helped overall, performance was mainly bolstered by each of the fund's subportfolio managers outperforming their respective benchmarks.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did your asset allocation strategies influence performance?

A. I overweighted the non-U.S. developed-markets subportfolio during the first quarter because I felt the strength of the dollar against the euro was unsustainable. This strategy paid off nicely versus the index, as the dollar weakened significantly after peaking in February. We sold some securities late in the period to lock in profits and brought the subportfolio back to a neutral weighting, feeling that the euro had run much of its course given a still-sluggish European economy. We also played the high-yield market fairly well. We benefited from overweighting high-yield bonds during the first quarter as they extended their post-September advances on improved economic and issuer fundamentals. I reduced the position to just below neutral late in the period. This also helped, as widespread credit quality downgrades sent the sector reeling. Another strategy that worked was slightly underweighting more-volatile emerging-markets debt, which struggled to eke out a positive return during the period. This decision was based not on market fundamentals, but rather on the high valuations relative to other sectors and the increased potential for political and negative headline risk. Finally, we gave up some ground in the U.S. government bond subportfolio by substituting cash for some Treasuries, which I felt were extremely overvalued. This positioning hurt, particularly versus our Lipper peers, as Treasuries rallied further on favorable interest rate conditions and a strong flight to quality by shaken equity investors.

Q. What drove the fund's subportfolios?

A. The developed-markets component of the fund - managed by Ian Spreadbury - was the top contributor to performance, driven mainly by strong credit picks and currency gains. The fund benefited from ample exposure to high-quality European government and corporate issues that performed well in a weak economy. Although it produced a negative return, the fund's high-yield subportfolio - managed by Mark Notkin - performed well on a relative basis. Security selection was a plus, as Mark avoided some of the severe credit problems that plagued several corporate issuers. He also benefited from limiting exposure to speculative securities, while adding exposure to higher-quality, more conservative holdings. Strong macroeconomic analysis and fundamental research paid off for the fund's emerging-markets subportfolio - managed by Jonathan Kelly, who replaced John Carlson in April. Country selection was key, as our emphasis on solid-performing Russian and Venezuelan debt more than offset what we lost by overweighting Brazil and underweighting South Korea. Finally, the U.S. government subportfolio - managed by Kevin Grant - outperformed its benchmark primarily due to effective yield-curve positioning. By focusing on the intermediate part of the curve, where yields declined the most, Kevin capitalized on the positive price performance that was concentrated there.

Q. What's your outlook?

A. While I anticipate the potential for a more positive environment for higher-risk assets by year-end, I think it will be slow in coming. That said, I want to provide investors with a competitive yield and the opportunity for capital appreciation when the market turns. So, I'm looking to add more high-yield exposure, but am picking my spots carefully. However, given my concerns about capital preservation, I continue to hold some cash at the expense of Treasuries, which remain vulnerable to rising interest rates.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: a high level of current income by investing primarily in debt securities; as a secondary objective, the fund may seek capital appreciation

Start date: October 31, 1994

Size: as of June 30, 2002, more than $532 million

Manager: Bill Eigen, since 2001; director, Fidelity Asset Allocation Fund Group, 1997-
2001; director, various fund analysis groups, 1994-1997; joined Fidelity in 1994

3

Bill Eigen reviews how diversification works for the fund:

"Many investors consider their portfolios well-diversified if they allocate between equity funds with different risk characteristics and a fixed-income fund - in most cases a U.S. government or investment-grade bond fund. While I believe that is a reasonable strategy, I think there's another risk to consider. Traditional fixed-income funds generally concentrate on only one area of the market. Like equities, fixed-income asset classes offer widely varying risk/return characteristics. The diversification offered within this fund takes advantage of all aspects of the fixed-income markets - including emerging markets, non-U.S. developed markets, high-yield and U.S. government securities.

"The benefit of this diversification is that if one sector of the fund has negative returns, it could be offset by a sector that's performing well. The end result is a portfolio that provides competitive returns over time within a controlled volatility framework. The historical returns of the fund illustrate this concept well.

"My goal is to attempt to provide investors with as much exposure to positive returns as possible. I try to minimize underperforming assets and maximize those performing well by consistently monitoring and adjusting the fund's investment allocations among the subportfolios. I believe this diversification works in the best interest of investors."

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.9	17.7
Germany Federal Republic	4.8	4.0
Fannie Mae	4.7	2.4
Canadian Government	2.9	2.7
United Kingdom, Great Britain & Northern Ireland	2.3	1.9
	29.6
Top Five Market Sectors as of June 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	13.8	17.2
Financials	5.4	4.6
Telecommunication Services	4.9	5.6
Materials	4.5	2.7
Industrials	4.3	3.1
Quality Diversification as of June 30, 2002
	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	39.6	37.4
Baa	7.0	7.5
Ba	15.5	15.9
B	25.5	25.8
Caa, Ca, C	3.5	3.4
Not Rated	1.5	0.8

Table excludes short-term investments. Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Asset Allocation (% of fund's net assets)
As of June 30, 2002 *		As of December 31, 2001 **
	Corporate Bonds 43.8%		Corporate Bonds 43.5%
	U.S. Government and Government Agency Obligations 23.0%		U.S. Government and Government Agency Obligations 25.1%
	Foreign Government & Government Agency Obligations 23.1%		Foreign Government & Government Agency Obligations 22.2%
	Stocks 0.5%		Stocks 2.1%
	Other Investments 1.6%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets 8.0%		Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	33.7%	** Foreign investments	29.4%

Semiannual Report

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 43.8%
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
EchoStar Communications Corp.:
4.875% 1/1/07 (h)	Caa1		$ 320,000	$ 244,200
4.875% 1/1/07	Caa1		555,000	423,534
				667,734
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Total Renal Care Holdings 7% 5/15/09	B2		1,545,000	1,513,134
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.4%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2		3,080,000	1,304,688
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3		830,000	473,100
0% 11/20/20	Ba3		1,060,000	495,550
				2,273,338
Semiconductor Equipment & Products - 0.0%
Transwitch Corp. 4.5% 9/12/05	B3		11,000	6,490
TOTAL INFORMATION TECHNOLOGY				2,279,828
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc.:
5.25% 1/15/10	B3		1,673,000	709,017
6% 6/1/11 (h)	B3		237,000	106,366
6% 6/1/11	B3		115,000	51,612
				866,995
TOTAL CONVERTIBLE BONDS				5,327,691
Nonconvertible Bonds - 42.8%
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.0%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3		260,000	256,100
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3		1,000,000	1,069,000
Dana Corp. 10.125% 3/15/10 (h)	Ba3		790,000	809,750
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Dura Operating Corp. 8.625% 4/15/12 (h)	B1		$ 605,000	$ 605,000
Lear Corp.:
7.96% 5/15/05	Ba1		760,000	779,000
8.11% 5/15/09	Ba1		550,000	566,500
Stoneridge, Inc. 11.5% 5/1/12 (h)	B2		1,190,000	1,210,825
				5,296,175
Automobiles - 0.0%
Kia Motors Corp. 9.375% 7/11/06 (h)	Ba3		166,000	185,942
Hotels, Restaurants & Leisure - 5.0%
Argosy Gaming Co. 9% 9/1/11	B2		440,000	451,000
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B		340,000	357,000
Domino's, Inc. 10.375% 1/15/09	B2		2,630,000	2,827,250
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2		1,705,000	1,756,150
HMH Properties, Inc.:
7.875% 8/1/05	Ba3		615,000	602,700
7.875% 8/1/08	Ba3		425,000	408,000
Horseshoe Gaming LLC 8.625% 5/15/09	B2		3,100,000	3,115,500
International Game Technology 8.375% 5/15/09	Ba1		520,000	546,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2		320,000	326,400
MGM Mirage, Inc. 8.5% 9/15/10	Ba1		435,000	460,013
Penn National Gaming, Inc. 8.875% 3/15/10	B3		1,405,000	1,390,950
Premier Parks, Inc.:
0% 4/1/08 (f)	B2		2,675,000	2,584,719
9.75% 6/15/07	B2		1,110,000	1,137,750
Station Casinos, Inc. 8.375% 2/15/08	B1		3,500,000	3,578,750
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2		810,000	824,175
8.875% 8/15/11 (h)	B2		580,000	590,150
yankee 8.625% 12/15/07	B2		750,000	766,875
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1		2,945,000	3,129,063
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3		1,430,000	1,472,900
				26,325,345
Household Durables - 1.4%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2		920,000	933,800
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Beazer Homes USA, Inc.: - continued
8.875% 4/1/08	Ba2		$ 125,000	$ 126,875
Champion Enterprises, Inc. 11.25% 4/15/07 (h)	B2		230,000	193,200
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1		1,000,000	967,500
8% 2/1/09	Ba1		500,000	492,500
Lennar Corp. 7.625% 3/1/09	Ba1		600,000	606,000
Pulte Homes, Inc. 7.875% 8/1/11	Baa3		1,130,000	1,186,161
Ryland Group, Inc. 9.125% 6/15/11	Ba3		510,000	540,600
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (l)	-		860,461	602,323
Sealy Mattress Co. 9.875% 12/15/07	B3		710,000	717,100
Standard Pacific Corp. 9.25% 4/15/12	Ba3		315,000	315,000
WCI Communities, Inc. 10.625% 2/15/11	B1		495,000	519,750
				7,200,809
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09 (h)	B2		720,000	720,000
Media - 6.2%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3		400,000	396,000
9.5% 2/1/11	Caa3		375,000	371,250
9.875% 2/1/12	Caa3		560,000	560,000
American Media Operations, Inc. 10.25% 5/1/09	B2		1,295,000	1,359,750
CanWest Media, Inc. 10.625% 5/15/11	B2		1,630,000	1,630,000
Chancellor Media Corp.:
8% 11/1/08	Ba1		1,120,000	1,108,800
8.125% 12/15/07	Ba2		240,000	237,600
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (f)	B2		2,950,000	1,268,500
0% 4/1/11 (f)	B2		1,780,000	854,400
0% 5/15/11 (f)	B2		550,000	198,000
10% 4/1/09	B2		270,000	186,300
10.75% 10/1/09	B2		1,020,000	703,800
Cinemark USA, Inc. 9.625% 8/1/08	Caa2		545,000	542,275
Corus Entertainment, Inc. 8.75% 3/1/12	B1		1,690,000	1,715,350
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1		4,160,000	3,328,000
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc.: - continued
7.625% 7/15/18	Ba2		$ 270,000	$ 213,300
7.875% 2/15/18	Ba2		105,000	80,850
9.875% 4/1/23	BB-		630,000	472,500
EchoStar DBS Corp. 9.375% 2/1/09	B1		2,665,000	2,478,450
Entravision Communications Corp. 8.125% 3/15/09 (h)	B3		1,090,000	1,095,450
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (f)	Ba1		130,000	132,600
International Cabletel, Inc. 11.5% 2/1/06 (d)	Ca		1,490,000	447,000
Lamar Media Corp.:
8.625% 9/15/07	Ba3		50,000	51,250
9.25% 8/15/07	B1		840,000	873,600
9.625% 12/1/06	Ba3		310,000	322,400
LBI Media, Inc. 10.125% 7/15/12 (i)	B3		835,000	835,000
Livent, Inc. 9.375% 10/15/04 (d)	-		300,000	45,000
Nextmedia Operating, Inc. 10.75% 7/1/11	B3		840,000	852,600
Pegasus Communications Corp. 12.5% 8/1/07	B3		1,010,000	505,000
Penton Media, Inc. 11.875% 10/1/07 (h)	B3		1,390,000	1,195,400
Quebecor Media, Inc. 11.125% 7/15/11	B2		20,000	19,600
Radio One, Inc. 8.875% 7/1/11	B3		3,290,000	3,290,000
Regal Cinemas Corp. 9.375% 2/1/12 (h)	B3		1,035,000	1,076,400
Rogers Cable, Inc. 7.875% 5/1/12	Baa3		800,000	760,960
Susquehanna Media Co. 8.5% 5/15/09	B1		90,000	92,925
Telewest PLC yankee:
9.625% 10/1/06	Caa3		1,170,000	468,000
11% 10/1/07	Caa3		1,050,000	425,250
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	Ba3		95,000	91,675
yankee 10.5% 2/15/07	B1		250,000	241,250
Von Hoffman Corp. 13.5% 5/15/09 pay-in-kind (h)	-		811,673	689,922
Yell Finance BV:
0% 8/1/11 (f)	B2		430,000	293,475
10.75% 8/1/11	B2		1,480,000	1,605,800
				33,115,682
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.0%
St. John Knits International, Inc. 12.5% 7/1/09	B3		$ 75,000	$ 79,125
TOTAL CONSUMER DISCRETIONARY				72,923,078
CONSUMER STAPLES - 1.8%
Beverages - 0.1%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3		580,000	600,300
Food & Drug Retailing - 0.2%
Pathmark Stores, Inc. 8.75% 2/1/12	B2		270,000	275,400
Rite Aid Corp.:
6% 10/1/03 (h)	Caa3		130,000	122,525
6.125% 12/15/08 (h)	Caa3		545,000	321,550
6.875% 8/15/13	Caa3		335,000	204,350
				923,825
Food Products - 1.0%
Chiquita Brands International, Inc. 10.56% 3/15/09	-		1,470,000	1,528,800
Corn Products International, Inc. 8.25% 7/15/07 (i)	Ba1		1,110,000	1,098,811
Dean Foods Co.:
6.625% 5/15/09	B1		90,000	85,500
6.9% 10/15/17	B1		310,000	266,600
8.15% 8/1/07	B1		650,000	666,250
Del Monte Corp. 9.25% 5/15/11	B3		615,000	639,600
Dole Food Co., Inc. 7.25% 5/1/09 (h)	Ba1		1,000,000	1,020,000
Michael Foods, Inc. 11.75% 4/1/11	B2		50,000	55,000
				5,360,561
Household Products - 0.2%
Fort James Corp. 6.875% 9/15/07	Ba1		130,000	122,850
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2		150,000	153,750
10% 11/1/08	Ba3		620,000	716,100
				992,700
Personal Products - 0.3%
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3		230,000	161,000
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
Revlon Consumer Products Corp.: - continued
9% 11/1/06	Caa3		$ 650,000	$ 455,000
12% 12/1/05	Caa1		930,000	920,700
				1,536,700
TOTAL CONSUMER STAPLES				9,414,086
ENERGY - 3.3%
Energy Equipment & Services - 0.8%
DI Industries, Inc. 8.875% 7/1/07	B1		320,000	326,400
Grant Prideco, Inc. 9.625% 12/1/07	Ba3		460,000	479,550
Key Energy Services, Inc. 8.375% 3/1/08	Ba3		250,000	255,625
Petroliam Nasional BHD (Petronas) 7.75% 8/15/15 (Reg. S)	Baa1		1,545,000	1,640,597
Transocean, Inc. 9.5% 12/15/08	Baa2		1,020,000	1,167,900
Trico Marine Services, Inc. 8.875% 5/15/12 (h)	B2		360,000	357,300
				4,227,372
Oil & Gas - 2.5%
Chesapeake Energy Corp.:
7.875% 3/15/04	B1		1,000,000	1,010,000
8.125% 4/1/11	B1		2,880,000	2,844,000
8.5% 3/15/12	B1		390,000	385,125
Cross Timbers Oil Co. 8.75% 11/1/09	Ba3		665,000	699,913
Encore Acquisition Co. 8.375% 6/15/12 (h)	B2		305,000	305,000
Forest Oil Corp. 8% 12/15/11	Ba3		480,000	480,000
Hurricane Hydrocarbons 12% 8/4/06	B1		840,000	835,800
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (h)	B2		150,000	155,250
Pemex Project Funding Master Trust:
7.875% 2/1/09 (h)	Baa1		510,000	508,725
8% 11/15/11 (h)	Baa1		320,000	315,200
Perez Companc SA:
8.125% 7/15/07 (Reg. S)	Ca		250,000	125,000
9% 1/30/04 (Reg. S)	Ca		465,000	269,700
Petroleos Mexicanos 9.25% 3/30/18	Baa1		1,800,000	1,840,500
Plains Exploration & Production Co. LP 8.75% 7/1/12 (h)	-		840,000	826,358
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2		$ 1,180,000	$ 1,218,350
Series D, 10.25% 3/15/06	B2		1,260,000	1,300,950
YPF Sociedad Anonima 9.125% 2/24/09	B1		290,000	178,350
				13,298,221
TOTAL ENERGY				17,525,593
FINANCIALS - 5.3%
Banks - 1.5%
Banco Nacional de Desenvolvimento Economico e Social 17.246% 6/16/08 (j)	B1		5,155,000	3,730,931
Bangkok Bank Ltd. PCL:
9.025% 3/15/29 (h)	Ba2		85,000	82,025
9.025% 3/15/29 (Reg. S)	Ba2		100,000	96,500
Hanvit Bank:
12.75% 3/1/10 (h)(j)	Baa3		85,000	99,450
12.75% 3/1/10 (Reg. S) (j)	Baa3		120,000	140,400
Kreditanstalt Fuer Wiederaufbau 3.75% 11/26/04	Aaa	EUR	3,700,000	3,631,499
				7,780,805
Diversified Financials - 3.4%
American Airlines pass thru trust certificate 7.8% 4/1/08	A		810,000	812,025
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (d)(h)	Ca		820,000	79,950
0% 7/5/03 (Reg. S) (d)	Ca		265,000	25,838
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3		2,300,000	2,300,000
Cellco Finance NV yankee 12.75% 8/1/05	Caa1		825,000	697,125
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3		366,364	341,866
6.9% 1/2/17	Baa3		142,881	132,727
Delta Air Lines, Inc. pass thru trust certificate:
7.92% 5/18/12	Baa1		410,000	424,728
10.06% 1/2/16	Ba1		170,000	159,800
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3		165,000	107,250
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3		$ 1,410,000	$ 1,399,425
J.P. Morgan AG loan participation note 10.45% 4/26/05 (h)	B3		885,000	831,900
KFW International Finance, Inc. euro:
1% 12/20/04	Aaa	JPY	350,000,000	2,994,105
1.75% 3/23/10	Aaa	JPY	100,000,000	898,106
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (h)	Ba3		520,000	509,600
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (h)	B1		240,000	230,400
10.5% 6/15/09 (h)	B1		100,000	101,000
Mobile Telesystems Finance SA 10.95% 12/21/04 (Reg. S)	Ba3		700,000	686,000
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3		228,507	221,565
7.248% 7/2/14	Ba2		314,648	267,010
7.575% 3/1/19	A3		167,368	170,983
7.691% 4/1/17	Baa2		40,000	39,220
8.304% 9/1/10	Ba2		208,763	197,281
Pemex Project Funding Master Trust 9.125% 10/13/10	Baa1		400,000	420,000
Petronas Capital Ltd. 7% 5/22/12 (h)	Baa1		290,000	294,713
PTC International Finance BV 0% 7/1/07 (f)	B1		1,375,000	1,388,750
PTC International Finance II SA:
11.25% 12/1/09	B1		945,000	954,450
euro 11.25% 12/1/09	B2	EUR	410,000	398,224
Sealed Air Finance euro 5.625% 7/19/06	Baa3	EUR	500,000	450,951
SESI LLC 8.875% 5/15/11	B1		60,000	60,600
Vicap SA de CV yankee 11.375% 5/15/07	B1		695,000	606,388
				18,201,980
Real Estate - 0.4%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (h)	Ba3		850,000	858,500
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
LNR Property Corp. 10.5% 1/15/09	Ba3		$ 505,000	$ 520,150
Senior Housing Properties Trust 8.625% 1/15/12	Ba2		1,010,000	1,040,300
				2,418,950
TOTAL FINANCIALS				28,401,735
HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 0.3%
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1		740,000	728,900
11.625% 12/1/06	B2		500,000	557,500
Boston Scientific Corp. 6.625% 3/15/05	Baa2		250,000	252,500
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (h)	B2		120,000	120,000
				1,658,900
Health Care Providers & Services - 2.3%
Alderwoods Group, Inc. 11% 1/2/07	-		1,376,000	1,382,880
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	Ba1		260,000	269,100
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3		480,000	489,600
Express Scripts, Inc. 9.625% 6/15/09	Ba1		630,000	686,700
Fountain View, Inc. 11.25% 4/15/08 (d)	-		200,000	120,000
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11	Ba2		1,000,000	900,000
HealthSouth Corp.:
7.625% 6/1/12 (h)	Ba1		200,000	196,000
8.375% 10/1/11	Ba1		720,000	752,400
8.5% 2/1/08	Ba1		270,000	276,750
10.75% 10/1/08	Ba2		330,000	360,525
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (h)	B3		740,000	747,400
Service Corp. International (SCI):
6.3% 3/15/03	B1		360,000	349,200
7.2% 6/1/06	B1		280,000	263,200
Stewart Enterprises, Inc. 10.75% 7/1/08	B2		495,000	549,450
Triad Hospitals, Inc. 8.75% 5/1/09	B1		1,905,000	2,000,250
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Unilab Corp. 12.75% 10/1/09	B3		$ 1,330,000	$ 1,549,450
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3		1,100,000	1,144,000
				12,036,905
Pharmaceuticals - 0.4%
aaiPharma, Inc. 11% 4/1/10 (h)	Caa1		855,000	795,150
Biovail Corp. 7.875% 4/1/10	B2		1,635,000	1,577,775
				2,372,925
TOTAL HEALTH CARE				16,068,730
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.4%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2		2,020,000	2,100,800
Transdigm, Inc. 10.375% 12/1/08 (h)	B3		190,000	194,750
				2,295,550
Airlines - 0.2%
Delta Air Lines, Inc.:
8.3% 12/15/29	Ba3		915,000	658,800
8.54% 1/2/07	Ba1		112,049	105,326
				764,126
Commercial Services & Supplies - 1.8%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3		1,010,000	969,600
8.5% 12/1/08	Ba3		380,000	372,400
American Color Graphics, Inc. 12.75% 8/1/05	Caa1		720,000	718,200
Browning-Ferris Industries, Inc.:
7.4% 9/15/35	Ba3		1,640,000	1,295,600
9.25% 5/1/21	Ba3		1,400,000	1,260,000
Iron Mountain, Inc.:
8.25% 7/1/11	B2		535,000	535,000
8.625% 4/1/13	B2		745,000	758,038
8.75% 9/30/09	B2		870,000	885,225
JohnsonDiversey, Inc. 9.625% 5/15/12 (h)	B2		780,000	815,100
Mail-Well I Corp. 9.625% 3/15/12 (h)	B1		910,000	919,100
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2		195,000	196,463
Pierce Leahy Corp. 9.125% 7/15/07	B2		270,000	279,450
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
World Color Press, Inc.:
7.75% 2/15/09	Baa2		$ 750,000	$ 750,000
8.375% 11/15/08	Baa2		50,000	51,500
				9,805,676
Machinery - 0.3%
AGCO Corp. 9.5% 5/1/08	Ba3		150,000	159,000
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3		155,000	163,525
Joy Global, Inc. 8.75% 3/15/12	B2		215,000	219,300
Tyco International Group SA yankee 6.375% 10/15/11	Ba2		990,000	757,855
				1,299,680
Marine - 0.9%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2		3,970,000	4,128,800
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2		360,000	302,400
10.25% 11/15/06	B2		720,000	518,400
				4,949,600
Road & Rail - 0.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09 (h)	Ba2		1,105,000	1,105,000
9.5% 10/1/08	Ba2		95,000	102,600
TFM SA de CV:
10.25% 6/15/07	B1		360,000	335,700
11.75% 6/15/09	B1		2,330,000	2,196,025
				3,739,325
TOTAL INDUSTRIALS				22,853,957
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12 (h)	Ba3		815,000	815,000
Computers & Peripherals - 0.1%
Seagate Technology HDD Holdings 8% 5/15/09 (h)	Ba2		530,000	527,350
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.4%
Fisher Scientific International, Inc. 8.125% 5/1/12 (h)	B3		$ 385,000	$ 382,113
Flextronics International Ltd. 9.875% 7/1/10	Ba2		1,175,000	1,216,125
Solectron Corp. 9.625% 2/15/09	Ba3		400,000	364,000
				1,962,238
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09 (h)	B1		870,000	713,400
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2		60,000	62,100
10.5% 2/1/09	B2		300,000	316,500
				378,600
TOTAL INFORMATION TECHNOLOGY				4,396,588
MATERIALS - 4.5%
Chemicals - 1.1%
Compass Minerals Group, Inc. 10% 8/15/11	B3		720,000	756,000
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (h)	B3		1,295,000	1,320,900
Huntsman ICI Chemicals LLC 10.125% 7/1/09	Caa1		780,000	686,400
Huntsman International LLC 9.875% 3/1/09 (h)	B3		665,000	668,325
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3		335,000	311,550
9.625% 5/1/07	Ba3		750,000	712,500
9.875% 5/1/07	Ba3		245,000	233,975
OM Group, Inc. 9.25% 12/15/11	B3		1,090,000	1,122,700
				5,812,350
Containers & Packaging - 1.5%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (h)	B2		2,980,000	2,994,900
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.:
7.15% 5/15/05	B3		$ 410,000	$ 391,550
7.35% 5/15/08	B3		170,000	153,000
7.5% 5/15/10	B3		170,000	154,275
7.8% 5/15/18	B3		70,000	60,200
7.85% 5/15/04	B3		700,000	684,250
8.1% 5/15/07	B3		340,000	317,900
Packaging Corp. of America 9.625% 4/1/09	Ba2		1,705,000	1,832,875
Riverwood International Corp. 10.625% 8/1/07	B3		645,000	670,800
Sealed Air Corp.:
6.95% 5/15/09 (h)	Baa3		720,000	640,800
8.75% 7/1/08 (h)	Baa3		260,000	269,100
				8,169,650
Metals & Mining - 1.2%
AK Steel Corp.:
7.75% 6/15/12 (h)	B1		960,000	955,200
7.875% 2/15/09	B1		340,000	338,300
9.125% 12/15/06	B1		400,000	419,000
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3		1,935,000	1,862,438
7.5% 11/15/06	B3		220,000	199,100
Luscar Coal Ltd. 9.75% 10/15/11	Ba3		550,000	588,500
P&L Coal Holdings Corp.:
8.875% 5/15/08	Ba3		251,000	264,805
9.625% 5/15/08	B1		105,000	110,775
Phelps Dodge Corp. 8.75% 6/1/11	Baa3		1,645,000	1,686,125
				6,424,243
Paper & Forest Products - 0.7%
APP China Group Ltd.:
14% 3/15/10 (d)(h)	Ca		370,000	81,400
14% 3/15/10 (Reg. S) (d)	Ca		195,000	42,900
Copamex Industrias SA de CV yankee 11.375% 4/30/04	B3		700,000	672,000
Georgia-Pacific Group:
7.5% 5/15/06	Ba1		60,000	58,500
8.125% 5/15/11	Ba1		180,000	172,800
8.875% 5/15/31	Ba1		540,000	507,600
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (d)	Ca		$ 360,000	$ 90,000
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2		80,000	82,000
Stone Container Corp.:
8.375% 7/1/12 (h)	B2		540,000	544,050
9.75% 2/1/11	B2		1,290,000	1,380,300
				3,631,550
TOTAL MATERIALS				24,037,793
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 1.5%
Diamond Cable Communications PLC yankee 11.75% 12/15/05 (d)	Ca		686,000	171,500
NTL Communications Corp.:
0% 10/1/08 (d)(f)	Ca		3,345,000	869,700
11.5% 10/1/08 (d)	Ca		655,000	196,500
NTL, Inc. 0% 4/1/08 (d)(f)	Ca		170,000	45,900
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3		105,000	103,425
Qwest Corp. 8.875% 3/15/12 (h)	Baa3		2,150,000	1,913,500
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3		450,000	301,500
Telewest Communications PLC:
9.875% 2/1/10	Caa3		405,000	162,000
11.25% 11/1/08	Caa3		400,000	160,000
Total Access Communication PLC 8.375% 11/4/06 (Reg. S)	B1		100,000	96,750
Tritel PCS, Inc.:
0% 5/15/09 (f)	Baa2		2,000,000	1,600,000
10.375% 1/15/11	Baa2		254,000	233,680
U.S. West Communications 7.2% 11/1/04	Baa3		1,025,000	912,250
WorldCom, Inc.:
6.4% 8/15/05 (d)	Ca		760,000	125,400
6.5% 5/15/04 (d)	Ca		130,000	21,450
7.375% 1/15/06 (d)(h)	CCC-		105,000	17,325
7.5% 5/15/11 (d)	Ca		3,390,000	559,350
8% 5/16/06 (d)	Ca		680,000	112,200
8.25% 5/15/31 (d)	Ca		1,795,000	296,175
				7,898,605
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.0%
Crown Castle International Corp.:
9.375% 8/1/11	B3		$ 985,000	$ 620,550
9.5% 8/1/11	B3		105,000	65,625
10.75% 8/1/11	B3		455,000	293,475
Dobson Communications Corp. 10.875% 7/1/10	B3		40,000	26,000
Echostar Broadband Corp. 10.375% 10/1/07	B1		3,340,000	3,206,400
Millicom International Cellular SA 13.5% 6/1/06	Caa1		1,580,000	553,000
Nextel Communications, Inc.:
0% 9/15/07 (f)	B3		703,000	365,560
0% 10/31/07 (f)	B3		850,000	442,000
0% 2/15/08 (f)	B3		4,225,000	1,985,750
9.375% 11/15/09	B3		2,060,000	1,030,000
9.5% 2/1/11	B3		705,000	341,925
12% 11/1/08	B3		460,000	276,000
Orange PLC yankee 9% 6/1/09	Baa3		1,895,000	1,648,650
PanAmSat Corp.:
6.125% 1/15/05	Ba2		330,000	300,300
6.375% 1/15/08	Ba2		490,000	455,700
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3		850,000	569,500
SpectraSite Holdings, Inc.:
0% 4/15/09 (f)	Caa3		340,000	88,400
0% 3/15/10 (f)	Caa3		1,335,000	347,100
10.75% 3/15/10	Caa3		710,000	312,400
12.5% 11/15/10	Caa3		450,000	202,500
TeleCorp PCS, Inc. 0% 4/15/09 (f)	Baa2		167,000	133,600
VoiceStream Wireless Corp. 0% 11/15/09 (f)	Baa2		3,366,000	2,457,180
				15,721,615
TOTAL TELECOMMUNICATION SERVICES				23,620,220
UTILITIES - 1.6%
Electric Utilities - 0.9%
CMS Energy Corp.:
7.5% 1/15/09	B3		1,220,000	866,200
8.375% 7/1/03	B3		635,000	520,700
9.875% 10/15/07	B3		660,000	495,000
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Edison International 6.875% 9/15/04	B3		$ 335,000	$ 304,850
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3		230,000	207,000
7.05% 3/1/24	B3		115,000	105,800
9.625% 11/1/05 (h)	Caa2		410,000	410,000
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3		145,000	134,850
8.625% 2/15/08	Baa3		450,000	427,500
Sierra Pacific Power Co. 8% 6/1/08	Ba2		270,000	256,500
Southern California Edison Co. 7.625% 1/15/10	Ba3		610,000	555,100
Tenaga Nasional BHD:
7.5% 11/1/25 (Reg. S)	Baa3		300,000	274,968
7.625% 4/1/11 (Reg. S)	Baa3		650,000	673,156
				5,231,624
Gas Utilities - 0.0%
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2		130,000	102,700
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2		80,000	60,000
				162,700
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.75% 6/15/08	Ba3		130,000	80,600
8.875% 2/15/11	Ba3		190,000	115,900
9.375% 9/15/10	Ba3		1,340,000	830,800
9.5% 6/1/09	Ba3		800,000	520,000
Western Resources, Inc.:
7.875% 5/1/07 (h)	Ba1		860,000	853,550
9.75% 5/1/07 (h)	Ba2		970,000	931,200
				3,332,050
TOTAL UTILITIES				8,726,374
TOTAL NONCONVERTIBLE BONDS				227,968,154
TOTAL CORPORATE BONDS (Cost $250,739,762)				233,295,845
U.S. Government and Government Agency Obligations - 20.2%
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
U.S. Government Agency Obligations - 5.3%
Fannie Mae:
1.75% 3/26/08	Aaa		$ 170,000,000	$ 1,528,439
5% 5/14/07	Aaa		11,800,000	12,007,350
5.25% 6/15/06	Aaa		2,550,000	2,653,862
5.5% 5/2/06	Aa2		400,000	420,174
6.25% 2/1/11	Aa2		170,000	178,697
7.25% 1/15/10	Aaa		800,000	906,745
Freddie Mac:
7% 3/15/10	Aaa		5,752,000	6,436,856
7.375% 5/15/03	Aaa		2,975,000	3,107,917
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	Aaa		126,959	141,829
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa		480,000	500,875
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa		275,000	281,985
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa		228,000	238,965
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				28,403,694
U.S. Treasury Obligations - 14.9%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa		14,280,000	15,166,203
8.875% 8/15/17	Aaa		9,825,000	13,252,098
9% 11/15/18	Aaa		2,630,000	3,611,319
11.25% 2/15/15	Aaa		1,200,000	1,864,313
U.S. Treasury Notes:
3% 1/31/04	Aaa		20,900,000	21,036,275
3.5% 11/15/06	Aaa		8,800,000	8,643,254
U.S. Government and Government Agency Obligations - 20.2%
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
U.S. Treasury Obligations - continued
5.75% 11/15/05	Aaa		$ 6,350,000	$ 6,776,644
7% 7/15/06	Aaa		8,164,000	9,119,115
TOTAL U.S. TREASURY OBLIGATIONS				79,469,221
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $104,853,902)				107,872,915
U.S. Government Agency - Mortgage Securities - 2.8%
Fannie Mae - 1.3%
5.5% 5/1/11 to 6/1/14	Aaa		448,384	456,376
6% 8/1/13 to 1/1/26	Aaa		769,347	790,587
6% 7/1/32 (i)	Aaa		2,000,000	1,992,500
6.5% 5/1/08 to 6/1/31	Aaa		3,111,754	3,186,356
7% 9/1/25	Aaa		131,489	136,798
7.5% 1/1/28 to 5/1/28	Aaa		331,054	348,759
8% 7/1/26 to 12/1/27	Aaa		260,490	279,177
TOTAL FANNIE MAE				7,190,553
Freddie Mac - 0.0%
6% 12/1/07	Aaa		7,611	7,700
8.5% 3/1/20	Aaa		99,953	108,339
TOTAL FREDDIE MAC				116,039
Government National Mortgage Association - 1.5%
6% 1/15/09 to 5/15/09	Aaa		461,315	481,904
6.5% 4/15/26 to 5/15/26	Aaa		470,414	483,328
7% 9/15/25 to 8/15/31	Aaa		1,032,104	1,074,966
7.5% 2/15/22 to 8/15/28	Aaa		1,258,812	1,336,587
8% 9/15/26 to 12/15/26	Aaa		191,718	204,876
8% 7/1/32 (i)	Aaa		4,000,000	4,256,250
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION				7,837,911
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,729,540)				15,144,503
Foreign Government and Government Agency Obligations - 23.1%
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Arab Republic of Egypt 8.75% 7/11/11 (Reg. S)	Ba1		$ 200,000	$ 193,000
Argentinian Republic:
Brady:
floating rate bond 3.25% 3/31/05 (d)(j)	Ca		414,400	74,592
par L-GP 6% 3/31/23 (d)	Ca		1,315,000	565,450
9.75% 9/19/27 (d)	Ca		685,000	109,600
Banco Central del Uruguay:
value recovery A rights 1/2/21	-		1,000	0
value recovery B rights 1/2/21	-		3,000	0
Brady:
par A 6.75% 2/19/21	Ba2		250,000	196,250
par B 6.75% 3/21/21	Ba2		750,000	588,750
Bangko Sentral Pilipinas:
8.6% 6/15/27	Ba1		80,000	66,400
yankee 8.6% 6/15/27	Ba1		100,000	83,000
Bogota Distrito Capital:
9.5% 12/12/06 (h)	BB		540,000	521,100
9.5% 12/12/06 (Reg. S)	BB		200,000	193,000
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	B1		2,118,025	1,342,298
par Z-L 6% 4/15/24	B1		901,000	527,085
8.875% 4/15/24	B1		3,255,000	1,603,088
11% 8/17/40	B1		3,210,000	1,829,700
11.25% 7/26/07	B1		295,000	192,488
12.75% 1/15/20	B1		1,975,000	1,224,500
14.5% 10/15/09	B1		3,385,000	2,521,825
Bulgarian Republic Brady FLIRB A 2.8125% 7/28/12 (j)	B1		577,000	525,070
Canadian Government:
1.9% 3/23/09	Aaa	JPY	150,000,000	1,364,093
3.5% 6/1/04	Aaa	CAD	5,530,000	3,618,260
5.5% 6/1/10	Aaa	CAD	1,800,000	1,198,022
7% 12/1/06	Aaa	CAD	6,250,000	4,478,418
9% 6/1/25	Aaa	CAD	5,000,000	4,586,988
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		1,750,000	1,157,188
promissory note 5.092% 1/5/10	-		977,386	728,900
warrants 11/15/20 (a)(k)	-		1,750	0
Colombia Republic 11.375% 1/31/08	Ba2	EUR	800,000	767,111
Colombian Republic 11.75% 2/25/20	Ba2		930,000	911,400
Dominican Republic 9.5% 9/27/06 (Reg. S)	Ba2		180,000	189,900
Foreign Government and Government Agency Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Dutch Government 5.5% 1/15/28	Aaa	EUR	1,500,000	$ 1,516,829
Ecuador Republic:
5% 8/15/30 (g)(h)	Caa2		703,000	362,045
5% 8/15/30 (Reg. S) (g)	Caa2		1,250,000	643,750
12% 11/15/12 (h)	Caa2		394,000	281,218
12% 11/15/12 (Reg. S)	Caa2		1,970,000	1,406,088
French Government 5.25% 4/25/08	Aaa	EUR	5,000,000	5,096,286
Germany Federal Republic:
Series 134, 4.25% 2/18/05	Aaa	EUR	2,200,000	2,188,706
5% 8/19/05	Aaa	EUR	2,000,000	2,024,421
5% 2/17/06	Aaa	EUR	8,100,000	8,200,510
5.25% 1/4/11	Aaa	EUR	8,350,000	8,468,095
5.5% 1/4/31	Aaa	EUR	1,675,000	1,713,880
6% 1/4/07	Aaa	EUR	3,025,000	3,178,562
Guatemalan Republic 10.25% 11/8/11 (h)	Ba2		150,000	170,625
Italian Republic:
3.75% 6/8/05	Aa2	JPY	330,000,000	3,054,815
6% 11/1/07	Aa2	EUR	5,500,000	5,784,109
6% 5/1/31	Aa2	EUR	625,000	667,134
Ivory Coast:
Brady FLIRB A 2% 3/29/18 (d)(g)	-	FRF	3,000,000	86,123
FLIRB 2% 3/30/18 (Reg. S) (d)(j)	-		1,020,000	196,350
Panamanian Republic:
9.625% 2/8/11	Ba1		750,000	727,500
10.75% 5/15/20	Ba1		570,000	564,300
Philippine Long Distance Telephone Co.:
10.625% 5/15/07 (h)	Ba3		570,000	562,875
11.375% 5/15/12 (h)	Ba3		570,000	558,600
Philippine Republic:
6.5% 12/1/17	Ba1		830,000	751,150
9.875% 1/15/19	Ba1		800,000	792,000
10.625% 3/16/25	Ba1		890,000	918,925
Polish Government Brady past due interest 6% 10/27/14 (g)	Baa1		1,225,000	1,231,125
Russian Federation:
5% 3/31/30 (g)(h)	Ba3		3,900,000	2,715,375
5% 3/31/30 (Reg. S) (g)	Ba3		3,430,000	2,388,138
8.25% 3/31/10 (h)	Ba3		552,789	548,643
8.25% 3/31/10 (Reg. S)	Ba3		170,000	168,725
11% 7/24/18 (Reg. S)	Ba3		1,657,000	1,785,418
12.75% 6/24/28 (Reg. S)	Ba3		1,983,000	2,389,515
euro 10% 6/26/07	Ba3		566,000	602,790
Foreign Government and Government Agency Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Russian Federation Ministry of Finance:
Series V, 3% 5/14/08	Ba3		$ 480,000	$ 325,200
Series VI, 3% 5/14/06	B1		1,300,000	1,014,000
Series VII, 3% 5/14/11	Ba3		220,000	124,300
South African Republic yankee 8.5% 6/23/17	Baa2		700,000	735,000
Turkish Republic:
11.75% 6/15/10	B1		763,000	688,608
12.375% 6/15/09	B1		760,000	706,800
Ukraine Government 11% 3/15/07 (Reg. S)	B2		1,335,000	1,356,694
United Kingdom, Great Britain & Northern Ireland:
6.25% 11/25/10	Aaa	GBP	1,920,000	3,179,974
6.5% 12/7/03	Aaa	GBP	500,000	786,069
7.5% 12/7/06	Aaa	GBP	1,410,000	2,368,988
8% 12/7/15	Aaa	GBP	880,000	1,738,147
8.75% 8/25/17	Aaa	GBP	1,300,000	2,775,222
9.75% 8/27/02	Aaa	GBP	650,000	1,004,664
United Mexican States:
Brady:
par A 6.25% 12/31/19	Baa2		1,490,000	1,411,775
par B 6.25% 12/31/19	Baa2		2,160,000	2,046,600
value recovery:
rights 6/30/03 (k)	-		1,130,000	2,938
rights 6/30/04 (k)	-		3,650,000	8,760
rights 6/30/05 (k)	-		3,650,000	37
rights 6/30/06 (k)	-		3,650,000	37
8.125% 12/30/19	Baa2		1,130,000	1,101,750
8.3% 8/15/31	Baa2		770,000	749,788
8.375% 1/14/11	Baa2		980,000	1,017,363
10.375% 2/17/09	Baa2		300,000	343,500
11.375% 9/15/16	Baa2		1,745,000	2,163,800
Uruguay Republic:
7.875% 3/25/09	Ba2		360,000	208,800
8.75% 6/22/10	Ba2		325,000	195,000
Venezuelan Republic:
oil recovery rights 4/15/20 (k)	-		3,260	0
6.66% 3/31/20	B2	DEM	500,000	168,491
9.25% 9/15/27	B2		1,595,000	1,026,781
10.25% 10/4/03	B2	DEM	3,300,000	1,488,294
13.625% 8/15/18	B2		365,000	306,600
Foreign Government and Government Agency Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Venezuelan Republic: continued
euro Brady:
FLIRB A 3.3125% 3/31/07 (j)	B2		$ 476,180	$ 358,921
par W-B 6.75% 3/31/20	B2		500,000	376,250
warrants 4/18/20 (a)(k)	-		1,666	0
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $118,006,686)				122,881,252
Supranational Obligations - 1.4%
European Investment Bank euro:
0.875% 11/8/04	Aaa	JPY	100,000,000	853,021
6% 12/7/28	Aaa	GBP	800,000	1,353,543
6.25% 4/15/14	Aaa	GBP	750,000	1,252,632
International Bank for Reconstruction & Development 2% 2/18/08	Aaa	JPY	430,000,000	3,919,388
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $7,049,203)				7,378,584
Common Stocks - 0.0%
	Shares
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Source Media, Inc. (a)	1,676	13
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	230	35
warrants 1/15/07 (CV ratio .6) (a)	480	72
McCaw International Ltd. warrants 4/16/07 (a)(h)	1,753	0
Mpower Communications Corp. (h)	924	23
NTL, Inc. warrants 10/14/08 (a)	1,586	16
		146
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(h)	740	13,320
TOTAL TELECOMMUNICATION SERVICES		13,466
TOTAL COMMON STOCKS (Cost $73,921)		13,479
Preferred Stocks - 0.5%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (h)	826	$ 165
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.1%
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75	240	228,960
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Fresenius Medical Care Capital Trust II $78.75	1,260	1,167,823
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,881	576,200
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. $127.50 pay-in-kind	475	223,250
Dobson Communications Corp.:
$122.50 pay-in-kind	1	500
$130.00 pay-in-kind	217	108,500
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	32	9,280
Series E, $111.25 pay-in-kind	761	175,030
		516,560
TOTAL TELECOMMUNICATION SERVICES		1,092,760
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,489,543
TOTAL PREFERRED STOCKS (Cost $5,752,304)		2,489,708
Sovereign Loan Participations - 0.2%
Ratings (unaudited) (b)		Principal Amount (e)
Algerian Republic loan participation:
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.875% 9/4/06 (j)	-	$ 33,315	30,650
Sovereign Loan Participations - continued
Ratings (unaudited) (b)		Principal Amount (e)	Value (Note 1)
Algerian Republic loan participation: - continued
Series 1 - Salomon Brothers 2.875% 9/4/06 (j)	-	$ 112,500	$ 103,500
Series 3 - Credit Suisse First Boston 2.875% 3/4/10 (j)	-	272,941	244,282
Series 3 - Deutsche Bank 2.875% 3/4/10 (j)	-	47,059	42,118
Series 3 - JPMorgan Chase 2.875% 3/4/10 (j)	-	47,059	42,118
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.875% 3/4/10 (j)	-	119,587	107,030
Series 3 - Salomon Brothers 2.875% 3/4/10 (j)	-	220,000	196,900
Moroccan Kingdom loan participation Series A - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.75% 1/1/09 (j)	Ba1	464,286	413,214
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,169,311)			1,179,812
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 1.89% (c) (Cost $35,639,718)	35,639,718	35,639,718
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $538,014,347)		525,895,816
NET OTHER ASSETS - 1.3%		6,935,284
NET ASSETS - 100%		$ 532,831,100
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
DEM	-	German deutsche mark
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,406,653 or 7.6% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(k) Quantity represents share amount.
(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 6/30/02	$ 834,902
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	66.3%
Germany	5.5
Canada	4.5
Mexico	3.2
United Kingdom	2.8
Brazil	2.5
Russia	2.3
Italy	1.8
Multi-National	1.4
Netherlands	1.4
France	1.0
Others (individually less than 1%)	7.3
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $1,179,812 or 0.2% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $343,993,182 and $282,794,044, respectively, of which long-term U.S. government and government agency obligations aggregated $131,900,813 and $129,218,101, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $602,323 or 0.1% of net assets.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $536,682,061. Net unrealized depreciation aggregated $10,786,245, of which $19,213,784 related to appreciated investment securities and $30,000,029 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $22,835,000 of which $10,864,000, $4,074,000 and $7,897,000 will expire on December 31, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $538,014,347) - See accompanying schedule		$ 525,895,816
Cash		1,238,127
Receivable for investments sold		14,168,788
Receivable for fund shares sold		1,848,707
Interest receivable		9,091,595
Total assets		552,243,033
Liabilities
Payable for investments purchased Regular delivery	$ 8,389,739
Delayed delivery	8,189,566
Payable for fund shares redeemed	1,708,394
Distributions payable	513,410
Accrued management fee	256,340
Distribution fees payable	198,038
Other payables and accrued expenses	156,446
Total liabilities		19,411,933
Net Assets		$ 532,831,100
Net Assets consist of:
Paid in capital		$ 572,128,015
Undistributed net investment income		5,104,002
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(32,308,175)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(12,092,742)
Net Assets		$ 532,831,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,438,171 ÷ 4,377,355 shares)	$ 9.92
Maximum offering price per share (100/95.25 of $9.92)	$ 10.41
Class T: Net Asset Value and redemption price per share ($250,031,603 ÷ 25,207,495 shares)	$ 9.92
Maximum offering price per share (100/96.50 of $9.92)	$ 10.28
Class B: Net Asset Value and offering price per share ($129,736,305 ÷ 13,055,065 shares) A	$ 9.94
Class C: Net Asset Value and offering price per share ($52,665,641 ÷ 5,313,984 shares) A	$ 9.91
Institutional Class: Net Asset Value, offering price and redemption price per share ($56,959,380 ÷ 5,706,676 shares)	$ 9.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 316,647
Interest		19,237,733
Total income		19,554,380
Expenses
Management fee	$ 1,448,848
Transfer agent fees	479,244
Distribution fees	1,122,371
Accounting fees and expenses	153,755
Non-interested trustees' compensation	818
Custodian fees and expenses	42,095
Registration fees	43,007
Audit	20,477
Legal	6,483
Miscellaneous	28,006
Total expenses before reductions	3,345,104
Expense reductions	(8,536)	3,336,568
Net investment income (loss)		16,217,812
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(5,724,302)
Foreign currency transactions	36,145
Total net realized gain (loss)		(5,688,157)
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,184,464)
Assets and liabilities in foreign currencies	64,452
Total change in net unrealized appreciation (depreciation)		(6,120,012)
Net gain (loss)		(11,808,169)
Net increase (decrease) in net assets resulting from operations		$ 4,409,643

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,217,812	$ 28,083,029
Net realized gain (loss)	(5,688,157)	(10,366,136)
Change in net unrealized appreciation (depreciation)	(6,120,012)	5,168,989
Net increase (decrease) in net assets resulting from operations	4,409,643	22,885,882
Distributions to shareholders from net investment income	(14,572,743)	(25,101,987)
Share transactions - net increase (decrease)	73,850,101	128,371,992
Total increase (decrease) in net assets	63,687,001	126,155,887
Net Assets
Beginning of period	469,144,099	342,988,212
End of period (including undistributed net investment income of $5,104,002 and undistributed net investment income of $3,458,933, respectively)	$ 532,831,100	$ 469,144,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 10.110	$ 10.120	$ 10.470	$ 10.560	$ 11.090	$ 11.250
Income from Invest- ment Operations
Net investment income (loss) E	.341	.730 G	.793	.775	.771	.802
Net realized and unrealized gain (loss)	(.222)	(.081) G	(.434)	(.152)	(.512)	.198
Total from investment operations	.119	.649	.359	.623	.259	1.000
Distributions from net investment income	(.309)	(.659)	(.709)	(.713)	(.729)	(.790)
Distributions from net realized gain	-	-	-	-	-	(.370)
Distributions in excess of net realized gain	-	-	-	-	(.060)	-
Total distributions	(.309)	(.659)	(.709)	(.713)	(.789)	(1.160)
Net asset value, end of period	$ 9.920	$ 10.110	$ 10.120	$ 10.470	$ 10.560	$ 11.090
Total Return B,C,D	1.17%	6.53%	3.58%	6.12%	2.38%	9.24%
Ratios to Average Net Assets F
Expenses before expense reductions	1.06% A	1.07%	1.08%	1.08%	1.23%	2.88%
Expenses net of voluntary waivers, if any	1.06% A	1.07%	1.08%	1.08%	1.23%	1.25%
Expenses net of all reductions	1.05% A	1.07%	1.08%	1.07%	1.22%	1.24%
Net investment income (loss)	6.81% A	7.18% G	7.76%	7.44%	7.22%	7.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,438	$ 33,271	$ 17,948	$ 12,800	$ 9,596	$ 3,379
Portfolio turnover rate	119% A	120%	99%	146%	150%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 10.110	$ 10.110	$ 10.470	$ 10.550	$ 11.090	$ 11.250
Income from Invest- ment Operations
Net investment income (loss) E	.337	.725 G	.788	.772	.781	.814
Net realized and unrealized gain (loss)	(.222)	(.074) G	(.445)	(.147)	(.535)	.194
Total from investment operations	.115	.651	.343	.625	.246	1.008
Distributions from net investment income	(.305)	(.651)	(.703)	(.705)	(.726)	(.798)
Distributions from net realized gain	-	-	-	-	-	(.370)
Distributions in excess of net realized gain	-	-	-	-	(.060)	-
Total distributions	(.305)	(.651)	(.703)	(.705)	(.786)	(1.168)
Net asset value, end of period	$ 9.920	$ 10.110	$ 10.110	$ 10.470	$ 10.550	$ 11.090
Total Return B,C,D	1.12%	6.55%	3.42%	6.15%	2.26%	9.33%
Ratios to Average Net Assets F
Expenses before expense reductions	1.14% A	1.15%	1.14%	1.13%	1.18%	1.20%
Expenses net of voluntary waivers, if any	1.14% A	1.15%	1.14%	1.13%	1.18%	1.20%
Expenses net of all reductions	1.14% A	1.15%	1.14%	1.13%	1.17%	1.19%
Net investment income (loss)	6.72% A	7.10% G	7.70%	7.38%	7.25%	7.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,032	$ 238,034	$ 206,972	$ 190,335	$ 189,755	$ 119,204
Portfolio turnover rate	119% A	120%	99%	146%	150%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 10.120	$ 10.130	$ 10.490	$ 10.570	$ 11.100	$ 11.260
Income from Invest- ment Operations
Net investment income (loss) E	.305	.658 G	.722	.703	.713	.740
Net realized and unrealized gain (loss)	(.213)	(.085) G	(.447)	(.146)	(.529)	.194
Total from investment operations	.092	.573	.275	.557	.184	.934
Distributions from net investment income	(.272)	(.583)	(.635)	(.637)	(.654)	(.724)
Distributions from net realized gain	-	-	-	-	-	(.370)
Distributions in excess of net realized gain	-	-	-	-	(.060)	-
Total distributions	(.272)	(.583)	(.635)	(.637)	(.714)	(1.094)
Net asset value, end of period	$ 9.940	$ 10.120	$ 10.130	$ 10.490	$ 10.570	$ 11.100
Total Return B,C,D	.89%	5.74%	2.73%	5.45%	1.69%	8.60%
Ratios to Average Net Assets F
Expenses before expense reductions	1.80% A	1.81%	1.80%	1.78%	1.83%	1.86%
Expenses net of voluntary waivers, if any	1.80% A	1.81%	1.80%	1.78%	1.83%	1.86%
Expenses net of all reductions	1.80% A	1.81%	1.80%	1.78%	1.83%	1.85%
Net investment income (loss)	6.07% A	6.44% G	7.04%	6.73%	6.56%	6.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,736	$ 115,957	$ 87,879	$ 86,116	$ 72,773	$ 54,562
Portfolio turnover rate	119% A	120%	99%	146%	150%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 H
Selected Per-Share Data
Net asset value, be- ginning of period	$ 10.100	$ 10.110	$ 10.460	$ 10.550	$ 11.080	$ 11.400
Income from Invest- ment Operations
Net investment income (loss) E	.299	.647 G	.707	.687	.672	.105
Net realized and unrealized gain (loss)	(.222)	(.082) G	(.432)	(.151)	(.517)	.037
Total from investment operations	.077	.565	.275	.536	.155	.142
Distributions from net investment income	(.267)	(.575)	(.625)	(.626)	(.625)	(.152)
Distributions from net realized gain	-	-	-	-	-	(.310)
Distributions in excess of net realized gain	-	-	-	-	(.060)	-
Total distributions	(.267)	(.575)	(.625)	(.626)	(.685)	(.462)
Net asset value, end of period	$ 9.910	$ 10.100	$ 10.110	$ 10.460	$ 10.550	$ 11.080
Total Return B,C,D	.75%	5.67%	2.74%	5.25%	1.42%	1.27%
Ratios to Average Net Assets F
Expenses before expense reductions	1.89% A	1.89%	1.91%	1.91%	2.13%	16.12% A
Expenses net of voluntary waivers, if any	1.89% A	1.89%	1.91%	1.91%	2.07%	2.10% A
Expenses net of all reductions	1.88% A	1.89%	1.90%	1.90%	2.07%	2.10% A
Net investment income (loss)	5.98% A	6.35% G	6.94%	6.61%	6.37%	6.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,666	$ 40,036	$ 25,891	$ 16,927	$ 11,248	$ 659
Portfolio turnover rate	119% A	120%	99%	146%	150%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change. H For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 10.170	$ 10.180	$ 10.530	$ 10.610	$ 11.140	$ 11.300
Income from Invest- ment Operations
Net investment income (loss) D	.350	.725 F	.816	.799	.805	.830
Net realized and unrealized gain (loss)	(.223)	(.059) F	(.437)	(.150)	(.533)	.186
Total from investment operations	.127	.666	.379	.649	.272	1.016
Distributions from net investment income	(.317)	(.676)	(.729)	(.729)	(.742)	(.806)
Distributions from net realized gain	-	-	-	-	-	(.370)
Distributions in excess of net realized gain	-	-	-	-	(.060)	-
Total distributions	(.317)	(.676)	(.729)	(.729)	(.802)	(1.176)
Net asset value, end of period	$ 9.980	$ 10.170	$ 10.180	$ 10.530	$ 10.610	$ 11.140
Total Return B, C	1.23%	6.67%	3.76%	6.35%	2.49%	9.36%
Ratios to Average Net Assets E
Expenses before expense reductions	.91% A	.94%	.90%	.93%	1.07%	1.21%
Expenses net of voluntary waivers, if any	.91% A	.94%	.90%	.93%	1.07%	1.10%
Expenses net of all reductions	.91% A	.94%	.90%	.93%	1.07%	1.09%
Net investment income (loss)	6.95% A	7.31% F	7.95%	7.58%	7.29%	7.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,959	$ 41,845	$ 4,298	$ 3,645	$ 4,636	$ 6,289
Portfolio turnover rate	119% A	120%	99%	146%	150%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 pm Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments, which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for options transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 28,377	$ 196
Class T	0%	.25%	307,651	2,984
Class B	.65%	.25%	553,185	400,676
Class C	.75%	.25%	233,158	90,918
			$ 1,122,371	$ 494,774

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 90,630	$ 26,472
Class T	83,131	23,404
Class B*	188,712	188,712
Class C*	9,974	9,974
	$ 372,447	$ 248,562

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 38,180	.20*
Class T	233,415	.19*
Class B	116,056	.19*
Class C	41,347	.18*
Institutional Class	50,246	.21*
	$ 479,244

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $329,781 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8,536.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2002	Year ended December 31, 2001
From net investment income
Class A	$ 1,154,109	$ 1,682,963
Class T	7,418,646	14,577,073
Class B	3,292,111	5,881,042
Class C	1,229,551	1,923,438
Institutional Class	1,478,326	1,037,471
Total	$ 14,572,743	$ 25,101,987

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2002	Year ended December 31, 2001	Six months ended June 30, 2002	Year ended December 31, 2001
Class A
Shares sold	1,544,591	2,258,438	$ 15,653,164	$ 23,127,120
Reinvestment of distributions	87,323	126,791	881,605	1,295,621
Shares redeemed	(545,292)	(867,919)	(5,525,264)	(8,871,095)
Net increase (decrease)	1,086,622	1,517,310	$ 11,009,505	$ 15,551,646
Class T
Shares sold	4,458,657	10,514,855	$ 45,120,555	$ 107,800,636
Reinvestment of distributions	626,650	1,206,880	6,325,278	12,342,654
Shares redeemed	(3,431,172)	(8,631,545)	(34,706,384)	(88,386,065)
Net increase (decrease)	1,654,135	3,090,190	$ 16,739,449	$ 31,757,225
Class B
Shares sold	2,979,269	4,944,859	$ 30,212,112	$ 50,745,877
Reinvestment of distributions	213,509	382,899	2,158,884	3,921,852
Shares redeemed	(1,591,007)	(2,546,575)	(16,128,106)	(26,091,323)
Net increase (decrease)	1,601,771	2,781,183	$ 16,242,890	$ 28,576,406
Class C
Shares sold	1,820,146	2,208,137	$ 18,405,153	$ 22,638,089
Reinvestment of distributions	83,966	138,654	846,522	1,416,119
Shares redeemed	(554,862)	(943,286)	(5,610,614)	(9,631,107)
Net increase (decrease)	1,349,250	1,403,505	$ 13,641,061	$ 14,423,101
Institutional Class
Shares sold	1,886,774	4,488,876	$ 19,224,054	$ 46,146,722
Reinvestment of distributions	136,836	93,911	1,388,901	961,368
Shares redeemed	(432,532)	(889,542)	(4,395,759)	(9,044,476)
Net increase (decrease)	1,591,078	3,693,245	$ 16,217,196	$ 38,063,614

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes	% of Votes
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.00
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes	% of Votes
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.00
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.00
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.00
	# of Votes	% of Votes
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.00
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.00
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.00
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.00
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.00
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.00
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.00
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.00
* Denotes trust-wide proposals and voting results.
	# of Votes	% of Votes
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.00
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.00
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.00
PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes	% of Votes
Affirmative	201,668,108.63	88.856
Against	4,131,659.17	1.821
Abstain	21,160,546.00	9.323
TOTAL	226,960,313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research Company (U.K.) Inc. for the fund.
	# of Votes	% of Votes
Affirmative	199,765,479.54	88.018
Against	4,581,241.84	2.018
Abstain	22,613,592.42	9.964
TOTAL	226,960,313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research Company (Far East) Inc. for the fund.
	# of Votes	% of Votes
Affirmative	198,895,879.42	87.635
Against	5,218,425.15	2.299
Abstain	22,846,009.23	10.066
TOTAL	226,960,313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 7
To approve an amended sub-advisory agreement with Fidelity International Investment Advisors (FIIA) for the fund.
	# of Votes	% of Votes
Affirmative	200,706,008.22	88.432
Against	4,194,931.94	1.849
Abstain	22,059,373.64	9.719
TOTAL	226,960,313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 8
To approve an amended sub-advisory agreement between FIIA and Fidelity International Investment Advisors (U.K.) Limited.
	# of Votes	% of Votes
Affirmative	200,450,724.88	88.320
Against	4,111,065.97	1.811
Abstain	22,398,522.95	9.869
TOTAL	226,960,313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 9
To approve an amended sub-advisory agreement between FIIA and Fidelity Investments Japan Limited for the fund.
	# of Votes	% of Votes
Affirmative	200,520,038.22	88.350
Against	4,562,800.79	2.011
Abstain	21,877,474.79	9.639
TOTAL	226,960,313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 16
To eliminate a fundamental investment policy of the fund.
	# of Votes	% of Votes
Affirmative	198,402,976.64	87.417
Against	6,411,567.82	2.825
Abstain	22,145,769.34	9.758
TOTAL	226,960,313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes	% of Votes
Affirmative	200,465,013.16	88.326
Against	6,331,424.60	2.790
Abstain	20,163,876.04	8.884
TOTAL	226,960.313.80	100.00
Broker Non-Votes	81,799,888.85
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	201,335,602.93	88.710
Against	6,206,806.65	2.734
Abstain	19,417,904.22	8.556
TOTAL	226,960.313.80	100.00
Broker Non-Votes	81,799,888.85

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SII-SANN-0802 157736
1.705748.104

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